UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Asian Small Companies Fund

Annual Report

August 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2013

Eaton Vance

Asian Small Companies Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	16 and 28

Federal Tax Information	17

Board of Trustees’ Contract Approval	29

Management and Organization	32

Important Notices	35

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period ended August 31, 2013 opened with improving expectations for both China and India. In China, manufacturing activity rebounded in September and October 2012, while September loan data was significantly better than expected. In India, September 2012 saw a sharp upswing in Indian equities following the unexpected announcement of new reform measures by the prime minister.

Asian markets finished 2012 on a generally upbeat note, as many of the risks investors faced in 2012 appeared to have waned: Europe’s debt problems were postponed; the United States avoided its so-called “fiscal cliff”; China’s political transition went smoothly; India’s reform program seemed to be back on track; and macro data indicated a decent (albeit subdued) short-term growth outlook. China and India were the best-performing markets in the last four months of 2012, followed by Thailand, the Philippines and Hong Kong. Leading sectors included financials, utilities and energy.

Asian markets had fairly disparate performance during the first calendar quarter of 2013. Key themes included the impact (positive or negative) of external events, notably in Europe; continued strength in the markets of Southeast Asia; policy and the pace of growth in China; and progress of reform in India. There were also governmental changes in Hong Kong, Singapore, South Korea and China. Although Chinese equities had a good start to 2013, they were hampered in March 2013 by property tightening policies, rising inflation and other factors. The markets of Thailand, Indonesia and the Philippines performed strongly in the first quarter of 2013, while the Malaysian market lagged due to uncertainty about upcoming elections.

In April 2013, Asian markets were affected by several external events, including falling commodity prices due to consolidating growth in China, reduced demand for oil and copper, and redemptions of gold ETFs; mixed macroeconomic news from the United States; and a sharp rally in Japanese equities, fueled by the Bank of Japan’s aggressive new monetary policy and a depreciating yen. One beneficiary of lower commodity prices was India, where equities rallied in April 2013 in anticipation of resulting economic improvement. From mid-May 2013 onward, most Asian markets gave back some ground amid debate surrounding the U.S. Federal Reserve’s quantitative easing measures and the resulting rise in U.S. Treasury yields, which helped push bond yields higher throughout Asia.

Over the remainder of the 12-month period, a key theme in Asian markets was discussion of future “tapering” of the U.S. Federal Reserve’s economic stimulus programs. With the prospect of rising U.S. interest rates looming, concerns focused on the twin deficits and weaker currencies in Indonesia and India, with worries that Thailand might also be negatively impacted. At the same time, there was further uncertainty over the trajectory of growth in China, where the new government seemed to prefer reform over stimulus and appeared willing to accept any short-term pain that might arise.

Fund Performance

For the 12-month period ended August 31, 2013, Eaton Vance Asian Small Companies Fund (the Fund) had a total return of 14.05% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the MSCI All Country Asia ex Japan Small Cap Index (the Index), which returned 10.91% for the same period. The Fund’s performance versus the Index was supported by favorable stock selection, notably in Singapore, Taiwan, South Korea, Thailand and Indonesia at the country level, while positions in Hong Kong, India and China held back relative results. At the sector level, stock selection in consumer staples, health care and materials boosted relative performance versus the Index, while financials and information technology detracted from relative performance.

As of period-end, relative to the Index, the Fund was overweight Singapore (where the Fund’s holdings typically have broad Southeast Asian exposure), Malaysia and Thailand. In terms of sectors, the Fund was overweight consumer discretionary, consumer staples and health care. Changes to the Fund’s country and sector weightings during the period were largely driven by stock selection decisions. However, management reduced the Fund’s exposure to India due to the deteriorating macroeconomic outlook and increased the Fund’s weighting in Malaysia amid the improved political outlook. During the 12-month period, management initiated a Fund position in Cambodia, a younger Asian market, through a company listed on the Hong Kong Stock Exchange. In addition, management increased the Fund’s allocation to consumer discretionary and health care stocks during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Performance2,3

Portfolio Manager Christopher Darling of Lloyd George Management (Hong Kong) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/01/1999	03/01/1999	14.05%	5.37%	7.83%
Class A with 5.75% Maximum Sales Charge	—	—	7.50	4.13	7.20
Class B at NAV	10/08/1999	03/01/1999	13.23	4.70	7.21
Class B with 5% Maximum Sales Charge	—	—	8.23	4.38	7.21
MSCI All Country Asia ex Japan Small Cap Index	—	—	10.91%	7.18%	11.53%

% Total Annual Operating Expense Ratios[4]				Class A	Class B
Gross				2.45%	3.15%
Net				1.76	2.46

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2003	$20,075	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Fund Profile5

Top 10 Holdings (% of net assets)[6]

St. Shine Optical Co., Ltd.	7.1%
OSIM International, Ltd.	6.3
Super Group, Ltd.	4.9
Youyuan International Holdings, Ltd.	4.8
Aeon Co. (M) Bhd	4.7
Pacific Hospital Supply Co., Ltd.	3.6
Biostime International Holdings, Ltd.	3.4
Hotel Shilla Co., Ltd.	3.2
Ticon Industrial Connection PCL	3.1
Parkson Retail Asia, Ltd.	2.8
Total	43.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country Asia ex Japan Small Cap Index is an unmanaged index representing the small-cap segment of Asia, excluding Japan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/14. Without the reimbursement, performance would have been lower.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective after the close of business on November 4, 2013, Class B shares of the Fund will no longer be available for exchange. It is expected that on or about November 8, 2013, the Fund will no longer offer Class B shares.

5

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 – August 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period* (3/1/13 – 8/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$941.50	$9.05	**	1.85%
Class B	$1,000.00	$937.60	$12.50	**	2.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.90	$9.40	**	1.85%
Class B	$1,000.00	$1,012.30	$12.98	**	2.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Investment in Asian Small Companies Portfolio, at value (identified cost, $23,925,145)	$26,183,242
Receivable for Fund shares sold	2,336
Receivable from affiliates	19,177
Total assets	$26,204,755

Liabilities
Payable for Fund shares redeemed	$177,317
Payable to affiliates:
Administration fee	3,520
Distribution and service fees	9,681
Accrued expenses	38,977
Total liabilities	$229,495
Net Assets	$25,975,260

Sources of Net Assets
Paid-in capital	$33,059,194
Accumulated net realized loss from Portfolio	(9,469,248)
Accumulated undistributed net investment income	127,217
Net unrealized appreciation from Portfolio	2,258,097
Total	$25,975,260

Class A Shares
Net Assets	$21,818,839
Shares Outstanding	1,303,606
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.74
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.76

Class B Shares
Net Assets	$4,156,421
Shares Outstanding	251,618
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends allocated from Portfolio (net of foreign taxes, $50,531)	$788,549
Interest allocated from Portfolio	88
Expenses allocated from Portfolio	(419,686)
Total investment income from Portfolio	$368,951

Expenses
Administration fee	$45,039
Distribution and service fees
Class A	74,072
Class B	53,349
Trustees’ fees and expenses	500
Custodian fee	14,849
Transfer and dividend disbursing agent fees	57,310
Legal and accounting services	23,538
Printing and postage	20,595
Registration fees	35,159
Miscellaneous	11,333
Total expenses	$335,744
Deduct —
Allocation of expenses to affiliates	$135,389
Total expense reductions	$135,389

Net expenses	$200,355

Net investment income	$168,596

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(688,743)
Foreign currency transactions	(22,053)
Net realized loss	$(710,796)
Change in unrealized appreciation (depreciation) —
Investments	$4,441,003
Foreign currency	(7,367)
Net change in unrealized appreciation (depreciation)	$4,433,636

Net realized and unrealized gain	$3,722,840

Net increase in net assets from operations	$3,891,436

8	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$168,596	$578,909
Net realized loss from investment and foreign currency transactions	(710,796)	(3,452,040)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,433,636	1,204,904
Net increase (decrease) in net assets from operations	$3,891,436	$(1,668,227)
Distributions to shareholders —
From net investment income
Class A	$(160,041)	$(629,619)
Class B	—	(117,545)
Total distributions to shareholders	$(160,041)	$(747,164)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,435,428	$1,840,825
Class B	346,797	120,026
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	124,130	489,163
Class B	—	86,285
Cost of shares redeemed
Class A	(11,585,900)	(8,607,003)
Class B	(1,724,867)	(2,024,092)
Net asset value of shares exchanged
Class A	674,455	1,406,434
Class B	(674,455)	(1,406,434)
Net decrease in net assets from Fund share transactions	$(5,404,412)	$(8,094,796)

Net decrease in net assets	$(1,673,017)	$(10,510,187)

Net Assets
At beginning of year	$27,648,277	$38,158,464
At end of year	$25,975,260	$27,648,277

Accumulated undistributed net investment income included in net assets
At end of year	$127,217	$140,706

9	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Financial Highlights

	Class A
	Year Ended August 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$14.780	$15.650	$15.450	$13.840	$17.670

Income (Loss) From Operations
Net investment income(1)	$0.122	$0.298	$0.073	$0.026	$0.115
Net realized and unrealized gain (loss)	1.950	(0.800)	0.857	2.124	(1.900)

Total income (loss) from operations	$2.072	$(0.502)	$0.930	$2.150	$(1.785)

Less Distributions
From net investment income	$(0.112)	$(0.368)	$(0.730)	$(0.541)	$—
From net realized gain	—	—	—	—	(2.045)

Total distributions	$(0.112)	$(0.368)	$(0.730)	$(0.541)	$(2.045)

Redemption fees(1)(2)	$—	$—	$0.000 (3)	$0.001	$0.000 (3)

Net asset value — End of year	$16.740	$14.780	$15.650	$15.450	$13.840

Total Return(4)	14.05%	(2.82)%	5.54%	15.49%	(3.82)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,819	$22,224	$28,910	$37,002	$40,429
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.94%	2.05%	1.97%	2.20%	2.66%
Net investment income	0.71%	2.10%	0.42%	0.17%	1.02%
Portfolio Turnover of the Portfolio	23%	55%	129%	105%	136%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.45%, 0.40%, 0.20%, 0.11% and 0.10% of average daily net assets for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Financial Highlights — continued

	Class B
	Year Ended August 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$14.590	$15.390	$15.210	$13.650	$17.550

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.024)	$0.163	$(0.046)	$(0.059)	$0.057
Net realized and unrealized gain (loss)	1.954	(0.737)	0.848	2.085	(1.912)

Total income (loss) from operations	$1.930	$(0.574)	$0.802	$2.026	$(1.855)

Less Distributions
From net investment income	$—	$(0.226)	$(0.622)	$(0.467)	$—
From net realized gain	—	—	—	—	(2.045)

Total distributions	$—	$(0.226)	$(0.622)	$(0.467)	$(2.045)

Redemption fees(1)(2)	$—	$—	$0.000 (3)	$0.001	$0.000 (3)

Net asset value — End of year	$16.520	$14.590	$15.390	$15.210	$13.650

Total Return(4)	13.23%	(3.49)%	4.77%	14.86%	(4.31)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,156	$5,424	$9,249	$12,073	$13,157
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.65%	2.75%	2.67%	2.78%	3.20%
Net investment income (loss)	(0.14)%	1.17%	(0.27)%	(0.39)%	0.52%
Portfolio Turnover of the Portfolio	23%	55%	129%	105%	136%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.44%, 0.40%, 0.20%, 0.11% and 0.10% of average daily net assets for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

11	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (48.3% at August 31, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,683,462 and deferred capital losses of $3,978,651 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on August 31, 2017 ($2,930,588) and August 31, 2018 ($1,752,874). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of August 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

12

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Notes to Financial Statements — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2013 and August 31, 2012 was as follows:

	Year Ended August 31,
	2013	2012

Distributions declared from:
Ordinary income	$160,041	$747,164

During the year ended August 31, 2013, accumulated net realized loss was decreased by $22,044 and accumulated undistributed net investment income was decreased by $22,044 due to differences between book and tax accounting, primarily for foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$139,943
Capital loss carryforward and deferred capital losses	$(8,662,113)
Net unrealized appreciation	$1,438,236

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership allocations and investments in passive foreign investment companies.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2013, the administration fee amounted to $45,039. Boston Management and Research (BMR), a subsidiary of EVM, and Lloyd George Management (Hong Kong) Limited (LGM-HK), the sub-adviser of the Portfolio, have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.75% and 2.45% (2.04% and 2.74% prior to May 1, 2013) of the Fund’s average daily net assets for Class A and Class B, respectively. This agreement may be changed or terminated after December 31, 2014. Pursuant to this agreement, BMR and LGM-HK were allocated $135,389 in total of the Fund’s operating expenses for the year ended August 31, 2013. Such reimbursement was shared equally by BMR and LGM-HK. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended August 31, 2013, EVM earned $3,737 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,592 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2013. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

13

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2013 amounted to $74,072 for Class A shares.

The Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2013, the Fund paid or accrued to EVD $40,012 for Class B shares.

Pursuant to the Class B Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2013 amounted to $13,337 for Class B shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended August 31, 2013, the Fund was informed that EVD received approximately $200 and $3,000 of CDSCs paid by Class A and Class B shareholders, respectively.

6  Investment Transactions

For the year ended August 31, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,711,285 and $10,367,510, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2013	2012

Sales	420,140	130,090
Issued to shareholders electing to receive payments of distributions in Fund shares	7,648	38,547
Redemptions	(666,585)	(611,432)
Exchange from Class B shares	38,867	99,108

Net decrease	(199,930)	(343,687)

14

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Notes to Financial Statements — continued

	Year Ended August 31,
Class B	2013	2012

Sales	20,727	8,678
Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,858
Redemptions	(101,583)	(144,367)
Exchange to Class A shares	(39,312)	(100,400)

Net decrease	(120,168)	(229,231)

8  Subsequent Event

The Fund’s Class B shares are expected to convert to Class A shares at the close of business on November 8, 2013. Effective November 4, 2013, Class B shares of the Fund will no longer be available for exchange.

15

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Asian Small Companies Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Asian Small Companies Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Asian Small Companies Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

16

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $137,170, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  The Fund paid foreign taxes of $42,613 and recognized foreign source income of $839,080.

17

Asian Small Companies Portfolio

August 31, 2013

Portfolio of Investments

Common Stocks — 97.1%

Security	Shares	Value

Cambodia — 2.3%

Hotels, Restaurants & Leisure — 2.3%
NagaCorp, Ltd.	1,494,000	$1,241,801

		$1,241,801

Total Cambodia (identified cost $1,195,098)		$1,241,801

China — 14.1%

Building Products — 1.6%
Bolina Holding Co., Ltd.	1,772,000	$850,848

		$850,848

Containers & Packaging — 4.8%
Youyuan International Holdings, Ltd.	8,584,400	$2,599,722

		$2,599,722

Electronic Equipment, Instruments & Components — 1.5%
Kingboard Laminates Holdings, Ltd.	2,075,000	$803,228

		$803,228

Food Products — 3.4%
Biostime International Holdings, Ltd.	312,000	$1,868,834

		$1,868,834

Household Durables — 1.4%
Skyworth Digital Holdings, Ltd.	1,396,000	$754,442

		$754,442

Real Estate Management & Development — 1.4%
SOHO China, Ltd.	890,000	$755,208

		$755,208

Total China (identified cost $6,188,205)		$7,632,282

Hong Kong — 7.3%

Commercial Banks — 1.7%
Dah Sing Financial Holdings, Ltd.	200,000	$931,739

		$931,739

Security	Shares	Value

Diversified Financial Services — 2.6%
First Pacific Co., Ltd.	645,750	$669,465
Public Financial Holdings, Ltd.	1,684,000	737,381

		$1,406,846

Hotels, Restaurants & Leisure — 1.1%
Future Bright Holdings, Ltd.	2,058,000	$603,698

		$603,698

Textiles, Apparel & Luxury Goods — 1.9%
Stella International Holdings, Ltd.	409,000	$1,001,953

		$1,001,953

Total Hong Kong (identified cost $3,873,517)		$3,944,236

India — 4.1%

Household Products — 2.6%
Jyothy Laboratories, Ltd.	611,478	$1,423,755

		$1,423,755

Personal Products — 1.5%
Godrej Consumer Products, Ltd.	67,400	$820,760

		$820,760

Total India (identified cost $2,301,658)		$2,244,515

Indonesia — 3.0%

Consumer Finance — 1.0%
Clipan Finance Indonesia Tbk PT	15,210,500	$542,215

		$542,215

Food Products — 2.0%
Mayora Indah Tbk PT	397,500	$1,089,014

		$1,089,014

Total Indonesia (identified cost $1,386,137)		$1,631,229

18	See Notes to Financial Statements.

Asian Small Companies Portfolio

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Malaysia — 13.4%

Construction & Engineering — 1.4%
Mudajaya Group Bhd	987,566	$753,536

		$753,536

Food Products — 1.4%
Oldtown Bhd	971,900	$759,413

		$759,413

Media — 1.3%
Media Prima Bhd	886,300	$724,039

		$724,039

Multiline Retail — 4.7%
Aeon Co. (M) Bhd	578,200	$2,536,028

		$2,536,028

Real Estate Management & Development — 2.0%
UOA Development Bhd	1,586,700	$1,086,122

		$1,086,122

Specialty Retail — 2.6%
Padini Holdings Bhd	2,633,400	$1,432,913

		$1,432,913

Total Malaysia (identified cost $5,554,003)		$7,292,051

Singapore — 22.0%

Air Freight & Logistics — 1.6%
Singapore Post, Ltd.	869,000	$847,360

		$847,360

Consumer Finance — 1.9%
Hong Leong Finance, Ltd.	508,000	$1,019,022

		$1,019,022

Food Products — 4.9%
Super Group, Ltd.	776,000	$2,635,015

		$2,635,015

Security	Shares	Value

IT Services — 1.6%
CSE Global, Ltd.	1,302,000	$891,114

		$891,114

Multiline Retail — 2.8%
Parkson Retail Asia, Ltd.	1,549,000	$1,515,633

		$1,515,633

Real Estate Management & Development — 1.3%
Perennial China Retail Trust	1,788,000	$726,864

		$726,864

Specialty Retail — 6.3%
OSIM International, Ltd.	2,184,000	$3,405,182

		$3,405,182

Wireless Telecommunication Services — 1.6%
StarHub, Ltd.	268,000	$880,141

		$880,141

Total Singapore (identified cost $8,170,265)		$11,920,331

South Korea — 7.7%

Commercial Banks — 1.8%
BS Financial Group, Inc.	73,760	$941,929

		$941,929

Hotels, Restaurants & Leisure — 3.2%
Hotel Shilla Co., Ltd.	28,940	$1,746,804

		$1,746,804

Internet & Catalog Retail — 2.7%
CJ O Shopping Co., Ltd.	4,931	$1,477,832

		$1,477,832

Total South Korea (identified cost $3,224,299)		$4,166,565

19	See Notes to Financial Statements.

Asian Small Companies Portfolio

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Taiwan — 15.0%

Health Care Equipment & Supplies — 10.7%
Pacific Hospital Supply Co., Ltd.	550,000	$1,960,347
St. Shine Optical Co., Ltd.	141,000	3,819,980

		$5,780,327

Hotels, Restaurants & Leisure — 1.3%
Formosa International Hotels Corp.	62,700	$690,181

		$690,181

Leisure Equipment & Products — 1.8%
Giant Manufacturing Co., Ltd.	148,000	$991,876

		$991,876

Semiconductors & Semiconductor Equipment — 1.2%
Radiant Opto-Electronics Corp.	213,402	$673,074

		$673,074

Total Taiwan (identified cost $5,033,562)		$8,135,458

Thailand — 8.2%

Insurance — 2.9%
Bangkok Life Assurance PCL(1)	431,500	$748,798
Thai Reinsurance PCL(1)(2)	6,255,300	811,446

		$1,560,244

Media — 1.1%
Major Cineplex Group PCL(1)	1,245,200	$612,732

		$612,732

Real Estate Management & Development — 4.2%
Pruksa Real Estate PCL(1)	1,154,100	$558,233
Ticon Industrial Connection PCL(1)	3,583,875	1,702,407

		$2,260,640

Total Thailand (identified cost $3,696,064)		$4,433,616

Total Common Stocks (identified cost $40,622,808)		$52,642,084

Short-Term Investments — 1.8%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 9/3/13	$996	$995,892

Total Short-Term Investments (identified cost $995,892)		$995,892

Total Investments — 98.9% (identified cost $41,618,700)		$53,637,976

Other Assets, Less Liabilities — 1.1%		$573,818

Net Assets — 100.0%		$54,211,794

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	–	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(2)	Non-income producing security.

20	See Notes to Financial Statements.

Asian Small Companies Portfolio

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Investments, at value (identified cost, $41,618,700)	$53,637,976
Foreign currency, at value (identified cost, $525,859)	525,940
Dividends and interest receivable	127,546
Receivable for foreign taxes	64,672
Total assets	$54,356,134

Liabilities
Payable to affiliate:
Investment adviser fee	$53,362
Accrued expenses	90,978
Total liabilities	$144,340
Net Assets applicable to investors’ interest in Portfolio	$54,211,794

Sources of Net Assets
Investors’ capital	$42,226,512
Net unrealized appreciation	11,985,282
Total	$54,211,794

21	See Notes to Financial Statements.

Asian Small Companies Portfolio

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends (net of foreign taxes, $102,221)	$1,575,748
Interest	174
Total investment income	$1,575,922

Expenses
Investment adviser fee	$660,369
Trustees’ fees and expenses	2,807
Custodian fee	116,853
Legal and accounting services	52,503
Stock dividend tax	814
Miscellaneous	4,299
Total expenses	$837,645

Net investment income	$738,277

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,127,328)
Foreign currency transactions	(44,571)
Net realized loss	$(1,171,899)
Change in unrealized appreciation (depreciation) —
Investments	$8,418,665
Foreign currency	(14,987)
Net change in unrealized appreciation (depreciation)	$8,403,678

Net realized and unrealized gain	$7,231,779

Net increase in net assets from operations	$7,970,056

22	See Notes to Financial Statements.

Asian Small Companies Portfolio

August 31, 2013

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$738,277	$1,713,697
Net realized loss from investment and foreign currency transactions	(1,171,899)	(7,123,905)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,403,678	2,568,550
Net increase (decrease) in net assets from operations	$7,970,056	$(2,841,658)
Capital transactions —
Contributions	$5,160,952	$1,104,626
Withdrawals	(13,119,449)	(29,457,685)
Net decrease in net assets from capital transactions	$(7,958,497)	$(28,353,059)

Net increase (decrease) in net assets	$11,559	$(31,194,717)

Net Assets
At beginning of year	$54,200,235	$85,394,952
At end of year	$54,211,794	$54,200,235

23	See Notes to Financial Statements.

Asian Small Companies Portfolio

August 31, 2013

Supplementary Data

	Year Ended August 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.40%	1.41%	1.26%	1.29%	1.40%
Net investment income	1.23%	2.49%	1.11%	1.10%	2.24%
Portfolio Turnover	23%	55%	129%	105%	136%

Total Return	14.66%	(2.19)%	6.28%	16.53%	(2.59)%

Net assets, end of year (000’s omitted)	$54,212	$54,200	$85,395	$125,286	$127,493

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

24	See Notes to Financial Statements.

Asian Small Companies Portfolio

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2013, Eaton Vance Asian Small Companies Fund held a 48.3% interest in the Portfolio. In addition, an unregistered fund advised by the sub-adviser to the Portfolio held a 51.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of August 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

25

Asian Small Companies Portfolio

August 31, 2013

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the year ended August 31, 2013, the investment adviser fee amounted to $660,369 or 1.10% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK) a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,248,708 and $18,115,316, respectively, for the year ended August 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,904,952

Gross unrealized appreciation	$13,368,355
Gross unrealized depreciation	(1,635,331)

Net unrealized appreciation	$11,733,024

The net unrealized depreciation on foreign currency transactions at August 31, 2013 on a federal income tax basis was $33,994.

26

Asian Small Companies Portfolio

August 31, 2013

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($750 million effective September 9, 2013) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$52,642,084	(1)(2)	$—	$52,642,084
Short-Term Investments	—	995,892		—	995,892

Total Investments	$—	$53,637,976		$—	$53,637,976

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

27

Asian Small Companies Portfolio

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Asian Small Companies Portfolio:

We have audited the accompanying statement of assets and liabilities of Asian Small Companies Portfolio (the “Portfolio”), including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Asian Small Companies Portfolio as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

28

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Asian Small Companies Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Asian Small Companies Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with Lloyd George Management (Hong Kong) Limited (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities may include supervising Sub-adviser and coordinating activities in implementing the Fund’s investment strategy, including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

30

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to reimburse expenses of the Fund in an agreed upon amount, such expense reimbursement arrangement to be effective May 1, 2013. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

31

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) and Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., “LGM” refers to LGM (Bermuda) Limited (formerly, Lloyd George Management (B.V.I.) Limited), “Lloyd George” refers to Lloyd George Investment Management (Bermuda) Limited and “LGM-HK” refers to Lloyd George Management (Hong Kong) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Lloyd George and LGM-HK are wholly-owned subsidiaries of LGM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 189 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

32

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Hon. Robert Lloyd George(3) 1952	President of the Portfolio	Since 1996	Investment Chairman of LGM, Lloyd George and LGM-HK. Formerly, Chairman and Chief Executive Officer of LGM and Lloyd George.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

33

Eaton Vance

Asian Small Companies Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(4) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective October 1, 2013, Mr. Swaffield was elected President of the Trust.
(3)	The business address for the Hon. Robert Lloyd George is Suite 3808, One Exchange Square, Central, Hong Kong.
(4)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Asian Small Companies Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Asian Small Companies Portfolio

Lloyd George Management (Hong Kong) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator of Eaton Vance Asian Small Companies Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

405-10/13	ASSRC

Eaton Vance

Greater China Growth Fund

Annual Report

August 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2013

Eaton Vance

Greater China Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	23

Federal Tax Information	24

Board of Trustees’ Contract Approval	25

Management and Organization	28

Important Notices	30

Eaton Vance

Greater China Growth Fund

August 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended August 31, 2013, the MSCI Golden Dragon Index (the Index)2 rose 13.47%. Of the three markets represented in the Index (China, Hong Kong and Taiwan), Hong Kong had the strongest absolute return, while Taiwan had the worst. The best-performing Index sector in absolute terms, by a considerable margin, was consumer discretionary. The industrials, financials, information technology and consumer staples sectors also delivered solid returns. The only sector to post a negative return for the period was energy.

In the last four months of 2012, all three of the aforementioned markets had strongly positive returns. China outperformed Hong Kong and Taiwan due to slight improvement in macroeconomic indicators, further government announcements of infrastructure projects and a smooth political transition. In Hong Kong, Hong Kong conglomerates, Macau gaming companies and retail landlords outperformed, as these segments were viewed as beneficiaries of improved consumer spending by mainland Chinese in Hong Kong and Macau.

During the first three months of 2013, Hong Kong was the only one of the three markets to deliver positive returns. The Hong Kong market’s strength was partly due to a good reporting season, with some two-thirds of companies either meeting or exceeding expectations for 2012 earnings. The Chinese market fell amid inflation fears, slowing growth, new property tightening policies and new restrictions on wealth management. In Taiwan, the non-technology sector outperformed, with strength in financials as investors anticipated further announcements regarding closer cooperation between Taiwan and China’s financial sectors. Overall, however, the Taiwanese market fell slightly for the quarter.

In the second quarter of 2013, Taiwan was the only one of the three markets to deliver positive returns. Investor sentiment was supported by an amendment to the capital gains tax, a services trade agreement with China, a steady earnings outlook for the upstream technology sectors and (in the insurance sector) rising U.S. bond yields. The Hong Kong market lost ground as concerns mounted about possible future “tapering” of the U.S. Federal Reserve’s quantitative easing (QE) measures. In China, short-term liquidity issues along with the government’s tighter monetary stance and willingness to tolerate lower growth weighed on the market.

In July 2013, news from China was more positive, with the People’s Bank of China injecting liquidity into the interbank markets and repurchase rates normalizing. At the end of July 2013, the Politburo highlighted that its policy focus would be on improving living standards and allowing access to health and education benefits, as opposed to building more roads and houses. In Hong Kong, July 2013 marked the start of corporate earnings season: results were generally in line with expectations, with nearly 90% of companies either meeting or beating forecasts.

In August 2013, the Index was essentially flat, although China showed a gain. Chinese growth appears to have stabilized, with better industrial production, improved housing starts and rising infrastructure investment. Hong Kong lagged on account of concerns about tapering of QE. Hong Kong’s second-quarter GDP growth, released in August 2013, picked up to 3.27% year-over-year, helped by strong growth in fixed investments. Taiwan was fairly quiet in terms of news flow.

Fund Performance

For the 12-month period ended August 31, 2013, Eaton Vance Greater China Growth Fund (the Fund) had a total return of 16.43% for Class A shares at net asset value (NAV), outperforming the Index, which returned 13.47% for the same period. The Fund’s performance versus the Index was supported by stock selection in China and Taiwan, as well as by stock selection in the health care, consumer staples, information technology (IT) and consumer discretionary sectors, while stock selection in financials, industrials and telecommunication services held back relative performance. The Fund’s overweight position in the consumer discretionary sector also contributed to relative performance versus the Index.

As of period-end, relative to the Index, the Fund was overweight Hong Kong, underweight Taiwan and more or less neutral China. In terms of sectors, the most significant overweight was in consumer discretionary. The Fund was also overweight health care and slightly overweight IT. Underweight positions included utilities and telecommunication services. Changes to country and sector weightings during the period were largely driven by stock selection decisions, but included a reduction in telecommunication services and an increase in consumer discretionary as management became more confident in China’s growth outlook.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

August 31, 2013

Performance2,3

Portfolio Manager Pamela Chan of Lloyd George Management (Hong Kong) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	16.43%	3.83%	11.40%
Class A with 5.75% Maximum Sales Charge	—	—	9.76	2.61	10.75
Class B at NAV	06/07/1993	10/28/1992	15.60	3.17	10.78
Class B with 5% Maximum Sales Charge	—	—	10.60	2.89	10.78
Class C at NAV	12/28/1993	10/28/1992	15.65	3.17	10.78
Class C with 1% Maximum Sales Charge	—	—	14.65	3.17	10.78
Class I at NAV	10/01/2009	10/28/1992	16.79	4.11	11.55
MSCI Golden Dragon Index	—	—	13.47%	4.39%	9.69%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		2.10%	2.80%	2.80%	1.79%
Net		2.00	2.70	2.70	1.69

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2003	$27,862	N.A.
Class C	$10,000	08/31/2003	$27,849	N.A.
Class I	$250,000	08/31/2003	$746,697	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Greater China Growth Fund

August 31, 2013

Fund Profile

Regional Allocation (% of net assets)5

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
Tencent Holdings, Ltd.	5.4
AIA Group, Ltd.	4.1
China Construction Bank Corp., Class H	2.9
Industrial & Commercial Bank of China, Ltd., Class H	2.8
Cheung Kong (Holdings), Ltd.	2.8
China Mobile, Ltd.	2.7
Hutchison Whampoa, Ltd.	2.4
Ctrip.com International, Ltd. ADR	2.4
China Pacific Insurance (Group) Co., Ltd., Class H	2.3
Total	34.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Greater China Growth Fund

August 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/13. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2013, May Ling Wee, CFA, will join Pamela Chan as a co-portfolio manager of the Fund. Ms. Wee joined Lloyd George Management (Hong Kong) Limited in 2004 and is currently a portfolio manager.

5

Eaton Vance

Greater China Growth Fund

August 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 – August 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period* (3/1/13 – 8/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$996.80	$9.81	**	1.95%
Class B	$1,000.00	$993.40	$13.31	**	2.65%
Class C	$1,000.00	$993.30	$13.31	**	2.65%
Class I	$1,000.00	$998.40	$8.31	**	1.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.40	$9.91	**	1.95%
Class B	$1,000.00	$1,011.80	$13.44	**	2.65%
Class C	$1,000.00	$1,011.80	$13.44	**	2.65%
Class I	$1,000.00	$1,016.90	$8.39	**	1.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2013.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Greater China Growth Fund

August 31, 2013

Portfolio of Investments

Common Stocks — 99.3%

Security	Shares	Value

China — 46.9%

Auto Components — 0.3%
Minth Group, Ltd.	244,000	$431,538

		$431,538

Automobiles — 1.8%
Brilliance China Automotive Holdings, Ltd.(1)	266,000	$389,639
Great Wall Motor Co., Ltd., Class H	394,500	1,999,538

		$2,389,177

Commercial Banks — 5.7%
China Construction Bank Corp., Class H	5,163,110	$3,772,786
Industrial & Commercial Bank of China, Ltd., Class H	5,704,000	3,729,877

		$7,502,663

Computers & Peripherals — 2.1%
Lenovo Group, Ltd.	2,808,000	$2,707,883

		$2,707,883

Containers & Packaging — 1.2%
Greatview Aseptic Packaging Co., Ltd.	2,884,000	$1,539,574

		$1,539,574

Diversified Consumer Services — 1.8%
New Oriental Education & Technology Group, Inc. ADR	111,180	$2,360,351

		$2,360,351

Energy Equipment & Services — 2.6%
China Oilfield Services, Ltd., Class H	582,000	$1,493,514
SPT Energy Group, Inc.	3,674,000	1,915,576

		$3,409,090

Food Products — 5.2%
Biostime International Holdings, Ltd.	405,000	$2,425,890
China Mengniu Dairy Co., Ltd.	348,000	1,472,302
China Modern Dairy Holdings, Ltd.(1)	4,689,000	1,561,016
Want Want China Holdings, Ltd.	893,000	1,317,996

		$6,777,204

Gas Utilities — 1.0%
Towngas China Co., Ltd.	1,383,000	$1,300,897

		$1,300,897

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.3%
Home Inns & Hotels Management, Inc. ADR(1)	11,400	$383,838

		$383,838

Household Durables — 2.8%
Haier Electronics Group Co., Ltd.	1,375,000	$2,401,293
Skyworth Digital Holdings, Ltd.	2,478,000	1,339,189

		$3,740,482

Insurance — 3.2%
China Pacific Insurance (Group) Co., Ltd., Class H	909,800	$3,043,905
Ping An Insurance (Group) Co. of China, Ltd., Class H	166,000	1,159,192

		$4,203,097

Internet & Catalog Retail — 2.4%
Ctrip.com International, Ltd. ADR(1)	69,050	$3,177,681

		$3,177,681

Internet Software & Services — 6.4%
Baidu, Inc. ADR(1)	9,770	$1,324,128
Tencent Holdings, Ltd.	152,300	7,116,667

		$8,440,795

Oil, Gas & Consumable Fuels — 1.2%
China Suntien Green Energy Corp., Ltd., Class H	5,387,000	$1,599,889

		$1,599,889

Pharmaceuticals — 1.2%
Sino Biopharmaceutical, Ltd.	2,264,000	$1,604,719

		$1,604,719

Real Estate Management & Development — 3.6%
China Overseas Land & Investment, Ltd.	536,000	$1,580,278
China Vanke Co., Ltd., Class B	589,933	1,181,603
Longfor Properties Co., Ltd.	1,163,500	1,940,143

		$4,702,024

Textiles, Apparel & Luxury Goods — 1.4%
Shenzhou International Group Holdings, Ltd.	558,000	$1,812,954

		$1,812,954

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Wireless Telecommunication Services — 2.7%
China Mobile, Ltd.	334,500	$3,605,144

		$3,605,144

Total China (identified cost $47,875,042)		$61,689,000

Hong Kong — 29.9%

Commercial Banks — 2.8%
BOC Hong Kong (Holdings), Ltd.	857,000	$2,694,960
HSBC Holdings PLC	98,800	1,034,579

		$3,729,539

Communications Equipment — 1.6%
AAC Technologies Holdings, Inc.	319,000	$1,439,515
VTech Holdings, Ltd.	44,900	657,593

		$2,097,108

Hotels, Restaurants & Leisure — 4.5%
Sands China, Ltd.	514,000	$2,942,433
SJM Holdings, Ltd.	596,000	1,527,775
Tsui Wah Holdings, Ltd.	2,368,000	1,452,210

		$5,922,418

Household Durables — 2.0%
Techtronic Industries Co., Ltd.	1,099,500	$2,678,756

		$2,678,756

Industrial Conglomerates — 2.4%
Hutchison Whampoa, Ltd.	277,000	$3,205,483

		$3,205,483

Insurance — 4.1%
AIA Group, Ltd.	1,237,800	$5,401,985

		$5,401,985

Leisure Equipment & Products — 1.1%
Goodbaby International Holdings, Ltd.	3,101,000	$1,434,394

		$1,434,394

Real Estate Management & Development — 8.4%
Cheung Kong (Holdings), Ltd.	255,000	$3,634,427
Hongkong Land Holdings, Ltd.	386,000	2,487,680
Swire Properties, Ltd.	829,600	2,315,885

Security	Shares	Value

Real Estate Management & Development (continued)
Wharf (Holdings), Ltd. (The)	313,000	$2,553,535

		$10,991,527

Semiconductors & Semiconductor Equipment — 0.9%
ASM Pacific Technology, Ltd.	120,000	$1,233,781

		$1,233,781

Specialty Retail — 1.2%
Sa Sa International Holdings, Ltd.	1,458,000	$1,549,010

		$1,549,010

Textiles, Apparel & Luxury Goods — 0.9%
Li & Fung, Ltd.	778,000	$1,141,992

		$1,141,992

Total Hong Kong (identified cost $30,608,232)		$39,385,993

Luxembourg — 1.0%

Specialty Retail — 0.3%
L’Occitane International SA	129,500	$313,246

		$313,246

Textiles, Apparel & Luxury Goods — 0.7%
Samsonite International SA	371,100	$961,028

		$961,028

Total Luxembourg (identified cost $1,242,707)		$1,274,274

Singapore — 1.8%

Industrial Conglomerates — 1.8%
Jardine Matheson Holdings, Ltd.	45,600	$2,420,223

		$2,420,223

Total Singapore (identified cost $2,254,598)		$2,420,223

Taiwan — 19.7%

Electrical Equipment — 1.1%
Teco Electric & Machinery Co., Ltd.	1,398,000	$1,457,255

		$1,457,255

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.7%
Delta Electronics, Inc.	488,000	$2,196,984

		$2,196,984

Health Care Equipment & Supplies — 2.0%
St. Shine Optical Co., Ltd.	96,000	$2,600,838

		$2,600,838

Hotels, Restaurants & Leisure — 1.9%
Formosa International Hotels Corp.	224,400	$2,470,122

		$2,470,122

Insurance — 0.9%
Cathay Financial Holding Co., Ltd.	831,000	$1,175,848

		$1,175,848

Leisure Equipment & Products — 0.4%
Merida Industry Co., Ltd.	89,000	$580,525

		$580,525

Real Estate Management & Development — 1.9%
Ruentex Development Co., Ltd.	1,313,830	$2,581,153

		$2,581,153

Semiconductors & Semiconductor Equipment — 9.0%
MediaTek, Inc.	201,000	$2,453,333
Taiwan Semiconductor Manufacturing Co., Ltd.	2,825,839	9,368,720

		$11,822,053

Textiles, Apparel & Luxury Goods — 0.8%
Makalot Industrial Co., Ltd.	192,000	$1,032,773

		$1,032,773

Total Taiwan (identified cost $19,671,753)		$25,917,551

Total Common Stocks (identified cost $101,652,332)		$130,687,041

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 9/3/13	$1,073	$1,073,373

Total Short-Term Investments (identified cost $1,073,373)		$1,073,373

Total Investments — 100.1% (identified cost $102,725,705)		$131,760,414

Other Assets, Less Liabilities — (0.1)%		$(169,112)

Net Assets — 100.0%		$131,591,302

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Investments, at value (identified cost, $102,725,705)	$131,760,414
Foreign currency, at value (identified cost, $587,238)	587,433
Dividends and interest receivable	153,514
Receivable for investments sold	392,304
Receivable for Fund shares sold	15,629
Receivable from affiliates	12,966
Total assets	$132,922,260

Liabilities
Payable for investments purchased	$409,511
Payable for Fund shares redeemed	576,715
Payable to affiliates:
Investment adviser fee	124,543
Administration fee	16,983
Distribution and service fees	52,253
Accrued expenses	150,953
Total liabilities	$1,330,958
Net Assets	$131,591,302

Sources of Net Assets
Paid-in capital	$122,552,107
Accumulated net realized loss	(19,955,203)
Accumulated distributions in excess of net investment income	(40,449)
Net unrealized appreciation	29,034,847
Total	$131,591,302

Class A Shares
Net Assets	$91,085,843
Shares Outstanding	4,935,896
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.45
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.58

Class B Shares
Net Assets	$10,602,259
Shares Outstanding	591,205
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.93

Class C Shares
Net Assets	$22,470,534
Shares Outstanding	1,257,043
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.88

Class I Shares
Net Assets	$7,432,666
Shares Outstanding	401,774
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.50
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends (net of foreign taxes, $291,376)	$3,554,048
Interest	84
Total investment income	$3,554,132

Expenses
Investment adviser fee	$1,582,090
Administration fee	215,740
Distribution and service fees
Class A	294,123
Class B	131,360
Class C	246,137
Trustees’ fees and expenses	6,071
Custodian fee	166,634
Transfer and dividend disbursing agent fees	274,048
Legal and accounting services	68,015
Printing and postage	37,788
Registration fees	66,648
Stock dividend tax	48,504
Miscellaneous	21,169
Total expenses	$3,158,327
Deduct —
Allocation of expenses to affiliates	$66,131
Total expense reductions	$66,131

Net expenses	$3,092,196

Net investment income	$461,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,868,116)
Foreign currency transactions	6,850
Net realized loss	$(2,861,266)
Change in unrealized appreciation (depreciation) —
Investments	$24,033,339
Foreign currency	(824)
Net change in unrealized appreciation (depreciation)	$24,032,515

Net realized and unrealized gain	$21,171,249

Net increase in net assets from operations	$21,633,185

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$461,936	$835,457
Net realized loss from investment and foreign currency transactions	(2,861,266)	(17,463,515)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	24,032,515	(1,178,369)
Net increase (decrease) in net assets from operations	$21,633,185	$(17,806,427)
Distributions to shareholders —
From net investment income
Class A	$(601,348)	$(1,848,870)
Class B	—	(170,393)
Class C	—	(291,300)
Class I	(73,927)	(198,613)
From net realized gain
Class A	—	(6,547,127)
Class B	—	(1,187,527)
Class C	—	(1,952,044)
Class I	—	(578,199)
Total distributions to shareholders	$(675,275)	$(12,774,073)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,536,051	$5,037,761
Class B	188,048	651,091
Class C	2,259,961	2,703,347
Class I	1,844,398	2,235,920
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	506,032	7,052,549
Class B	—	1,150,803
Class C	—	1,673,883
Class I	57,567	627,593
Cost of shares redeemed
Class A	(25,013,285)	(25,795,346)
Class B	(4,169,197)	(4,082,094)
Class C	(7,297,118)	(10,114,475)
Class I	(2,942,462)	(3,230,428)
Net asset value of shares exchanged
Class A	1,367,267	2,000,768
Class B	(1,367,267)	(2,000,768)
Net decrease in net assets from Fund share transactions	$(26,030,005)	$(22,089,396)

Net decrease in net assets	$(5,072,095)	$(52,669,896)

Net Assets
At beginning of year	$136,663,397	$189,333,293
At end of year	$131,591,302	$136,663,397

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(40,449)	$81,246

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Financial Highlights

	Class A
	Year Ended August 31,
	2013		2012		2011		2010		2009
Net asset value — Beginning of year	$15.940		$19.220		$21.090		$19.280		$23.310

Income (Loss) From Operations
Net investment income (loss)(1)	$0.090		$0.124		$0.132	(2)	$(0.015)		$0.164
Net realized and unrealized gain (loss)	2.529		(1.975)		0.691		2.199		(1.265)

Total income (loss) from operations	$2.619		$(1.851)		$0.823		$2.184		$(1.101)

Less Distributions
From net investment income	$(0.109)		$(0.315)		$—		$(0.099)		$—
From net realized gain	—		(1.114)		(2.693)		(0.276)		(2.932)

Total distributions	$(0.109)		$(1.429)		$(2.693)		$(0.375)		$(2.932)

Redemption fees(1)(3)	$—		$—		$0.000	(4)	$0.001		$0.003

Net asset value — End of year	$18.450		$15.940		$19.220		$21.090		$19.280

Total Return(5)	16.43%		(9.20)%		2.76%		11.19%		(0.09)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$91,086		$91,465		$123,108		$149,279		$157,461
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.98	%(7)	2.00	%(7)(8)	1.85	%(7)(8)	2.17	%(7)(8)	2.32	%(8)
Net investment income (loss)	0.50%		0.75%		0.61	%(2)	(0.07)%		0.99%
Portfolio Turnover of the Portfolio(9)	—		43	%(10)	78%		58%		62%
Portfolio Turnover of the Fund	54%		4	%(10)(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.31%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Not annualized.

(11)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Financial Highlights — continued

	Class B
	Year Ended August 31,
	2013		2012		2011		2010		2009
Net asset value — Beginning of year	$15.510		$18.690		$20.700		$18.970		$23.110

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.053)		$(0.006)		$(0.023	)(2)	$(0.133)		$0.081
Net realized and unrealized gain (loss)	2.473		(1.900)		0.706		2.154		(1.292)

Total income (loss) from operations	$2.420		$(1.906)		$0.683		$2.021		$(1.211)

Less Distributions
From net investment income	$—		$(0.160)		$—		$(0.016)		$—
From net realized gain	—		(1.114)		(2.693)		(0.276)		(2.932)

Total distributions	$—		$(1.274)		$(2.693)		$(0.292)		$(2.932)

Redemption fees(1)(3)	$—		$—		$0.000	(4)	$0.001		$0.003

Net asset value — End of year	$17.930		$15.510		$18.690		$20.700		$18.970

Total Return(5)	15.60%		(9.83)%		1.98%		10.63%		(0.63)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,602		$13,898		$21,609		$28,172		$29,580
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.68	%(7)	2.70	%(7)(8)	2.55	%(7)(8)	2.72	%(7)(8)	2.82	%(8)
Net investment income (loss)	(0.30)%		(0.04)%		(0.11	)%(2)	(0.64)%		0.49%
Portfolio Turnover of the Portfolio(9)	—		43	%(10)	78%		58%		62%
Portfolio Turnover of the Fund	54%		4	%(10)(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.39)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Not annualized.

(11)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Financial Highlights — continued

	Class C
	Year Ended August 31,
	2013		2012		2011		2010		2009
Net asset value — Beginning of year	$15.460		$18.640		$20.650		$18.930		$23.070

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.036)		$0.001		$(0.016	)(2)	$(0.135)		$0.081
Net realized and unrealized gain (loss)	2.456		(1.901)		0.699		2.147		(1.292)

Total income (loss) from operations	$2.420		$(1.900)		$0.683		$2.012		$(1.211)

Less Distributions
From net investment income	$—		$(0.166)		$—		$(0.017)		$—
From net realized gain	—		(1.114)		(2.693)		(0.276)		(2.932)

Total distributions	$—		$(1.280)		$(2.693)		$(0.293)		$(2.932)

Redemption fees(1)(3)	$—		$—		$0.000	(4)	$0.001		$0.003

Net asset value — End of year	$17.880		$15.460		$18.640		$20.650		$18.930

Total Return(5)	15.65%		(9.82)%		1.98%		10.61%		(0.63)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,471		$23,947		$35,331		$43,522		$47,957
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.68	%(7)	2.70	%(7)(8)	2.55	%(7)(8)	2.72	%(7)(8)	2.82	%(8)
Net investment income (loss)	(0.20)%		0.01%		(0.08	)%(2)	(0.65)%		0.49%
Portfolio Turnover of the Portfolio(9)	—		43	%(10)	78%		58%		62%
Portfolio Turnover of the Fund	54%		4	%(10)(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.37)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Not annualized.

(11)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Financial Highlights — continued

	Class I
	Year Ended August 31,						Period Ended August 31, 2010(1)
	2013		2012		2011
Net asset value — Beginning of period	$15.980		$19.290		$21.090		$20.860

Income (Loss) From Operations
Net investment income(2)	$0.144		$0.170		$0.237	(3)	$0.139
Net realized and unrealized gain (loss)	2.537		(1.983)		0.656		0.557

Total income (loss) from operations	$2.681		$(1.813)		$0.893		$0.696

Less Distributions
From net investment income	$(0.161)		$(0.383)		$—		$(0.191)
From net realized gain	—		(1.114)		(2.693)		(0.276)

Total distributions	$(0.161)		$(1.497)		$(2.693)		$(0.467)

Redemption fees(2)(4)	$—		$—		$0.000	(5)	$0.001

Net asset value — End of period	$18.500		$15.980		$19.290		$21.090

Total Return(6)	16.79%		(8.93)%		3.07%		3.24	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,433		$7,354		$9,286		$7,457
Ratios (as a percentage of average daily net assets):
Expenses(8)	1.68	%(9)	1.69	%(9)(10)	1.56	%(9)(10)	1.72	%(9)(10)(11)
Net investment income	0.79%		1.02%		1.10	%(3)	0.72	%(11)
Portfolio Turnover of the Portfolio(12)	—		43	%(7)	78%		58	%(13)
Portfolio Turnover of the Fund	54%		4	%(7)(14)	—		—

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.81%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012 and 2011 and the period ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Annualized.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(13)	For the Portfolio’s year ended August 31, 2010.

(14)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

16	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $18,775,005 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

17

Eaton Vance

Greater China Growth Fund

August 31, 2013

Notes to Financial Statements — continued

Additionally, at August 31, 2013, the Fund had a net capital loss of $1,206,711 attributable to security transactions incurred after October 31, 2012 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2014.

As of August 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2013 and August 31, 2012 was as follows:

	Year Ended August 31,
	2013	2012

Distributions declared from:
Ordinary income	$675,275	$2,509,176
Long-term capital gains	$—	$10,264,897

During the year ended August 31, 2013, accumulated net realized loss was increased by $91,644 and accumulated distributions in excess of net investment income was decreased by $91,644 due to differences between book and tax accounting, primarily for investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

18

Eaton Vance

Greater China Growth Fund

August 31, 2013

Notes to Financial Statements — continued

As of August 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$386,151
Deferred capital losses and post October capital losses	$(19,981,716)
Net unrealized appreciation	$28,634,760

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership allocations and investments in PFICs.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2013, the investment adviser fee amounted to $1,582,090 or 1.10% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK) a portion of its adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2013, the administration fee amounted to $215,740.

BMR and LGM-HK have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2013. Pursuant to this agreement, BMR and LGM-HK were allocated $66,131 in total of the Fund’s operating expenses for the year ended August 31, 2013. Such reimbursement was shared equally by BMR and LGM-HK.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended August 31, 2013, EVM earned $20,724 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,148 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2013 amounted to $294,123 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2013, the Fund paid or accrued to EVD $98,520 and $184,603 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2013 amounted to $32,840 and $61,534 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

19

Eaton Vance

Greater China Growth Fund

August 31, 2013

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended August 31, 2013, the Fund was informed that EVD received approximately $300, $24,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $76,764,880 and $101,648,468, respectively, for the year ended August 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2013	2012

Sales	476,937	309,199
Issued to shareholders electing to receive payments of distributions in Fund shares	27,652	468,297
Redemptions	(1,382,238)	(1,565,865)
Exchange from Class B shares	76,177	120,663

Net decrease	(801,472)	(667,706)

	Year Ended August 31,
Class B	2013	2012

Sales	10,311	39,792
Issued to shareholders electing to receive payments of distributions in Fund shares	—	78,180
Redemptions	(236,946)	(254,407)
Exchange to Class A shares	(78,265)	(123,808)

Net decrease	(304,900)	(260,243)

	Year Ended August 31,
Class C	2013	2012

Sales	127,596	171,725
Issued to shareholders electing to receive payments of distributions in Fund shares	—	114,102
Redemptions	(419,611)	(632,248)

Net decrease	(292,015)	(346,421)

20

Eaton Vance

Greater China Growth Fund

August 31, 2013

Notes to Financial Statements — continued

	Year Ended August 31,
Class I	2013	2012

Sales	100,842	133,453
Issued to shareholders electing to receive payments of distributions in Fund shares	3,146	41,645
Redemptions	(162,446)	(196,362)

Net decrease	(58,458)	(21,264)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,125,792

Gross unrealized appreciation	$30,274,185
Gross unrealized depreciation	(1,639,563)

Net unrealized appreciation	$28,634,622

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($750 million effective September 9, 2013) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2013.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

21

Eaton Vance

Greater China Growth Fund

August 31, 2013

Notes to Financial Statements — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$5,921,870	$26,458,415		$—	$32,380,285
Consumer Staples	—	6,777,203		—	6,777,203
Energy	—	5,008,979		—	5,008,979
Financials	—	40,287,837		—	40,287,837
Health Care	—	4,205,557		—	4,205,557
Industrials	—	7,082,961		—	7,082,961
Information Technology	1,324,128	27,174,476		—	28,498,604
Materials	—	1,539,574		—	1,539,574
Telecommunication Services	—	3,605,144		—	3,605,144
Utilities	—	1,300,897		—	1,300,897

Total Common Stocks	$7,245,998	$123,441,043	*	$—	$130,687,041

Short-Term Investments	$—	$1,073,373		$—	$1,073,373

Total Investments	$7,245,998	$124,514,416		$—	$131,760,414

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

22

Eaton Vance

Greater China Growth Fund

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Greater China Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater China Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Greater China Growth Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

23

Eaton Vance

Greater China Growth Fund

August 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $1,309,540, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  The Fund paid foreign taxes of $290,534 and recognized foreign source income of $3,845,424.

24

Eaton Vance

Greater China Growth Fund

August 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Greater China Growth Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Greater China Growth Fund (the “Fund”) with Boston Management and Research (“Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with Lloyd George Management (Hong Kong) Limited (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and whose responsibilities may include supervising Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board also took into account the resources dedicated to portfolio management and other services including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Greater China Growth Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

27

Eaton Vance

Greater China Growth Fund

August 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 189 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

28

Eaton Vance

Greater China Growth Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective October 1, 2013, Mr. Swaffield was elected President of the Trust.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Lloyd George Management (Hong Kong) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

406-10/13	CGSRC

Eaton Vance

Multi-Cap Growth Fund

Annual Report

August 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2013

Eaton Vance

Multi-Cap Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	24

Federal Tax Information	25

Board of Trustees’ Contract Approval	26

Management and Organization	29

Important Notices	31

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started in September 2012, U.S. stocks were in the midst of a summer-long rally that continued into early October 2012, despite weak employment, growth and consumer spending reports. Investors anticipated that worsening economic news would prompt the U.S. Federal Reserve (the Fed) to initiate additional rounds of asset purchases, known collectively as “quantitative easing,” to stimulate the economy — which it did in September 2012 and December 2012.

From early October 2012 through late December 2012, U.S. stocks gave back some of their gains, as investors worried about a federal budget impasse that left the United States rushing toward a self-imposed, so-called, “fiscal cliff.” However, in the final days of 2012, a deal to avert the cliff sparked an equity rally that continued into May 2013. This time, the rally was driven largely by strengthening U.S. economic data, as employment slowly improved and the housing market appeared to have finally turned the corner after its 2008 collapse.

In late May 2013, however, Fed Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could begin to taper off sooner than most investors had expected. The negative effect on the markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising rates. The prospect of an end to the Fed’s economic stimulus weighed on equities as well.

By late June 2013, U.S. equities resumed their upward trajectory. The S&P 500 Index2, a broad measure of the U.S. stock market, closed at an all-time high on August 2, 2013. Factors contributing to the rally included some backtracking by the Fed on its earlier statements, ongoing improvements in housing and other U.S. economic data, a strengthening U.S. dollar and news from Europe that the eurozone had officially come out of recession. In addition, rising U.S. interest rates, combined with economic problems in Brazil and India, helped instigate a capital flight out of emerging markets and into the United States, providing another boost to U.S. markets.

The final weeks of the period proved challenging for stocks globally, as investors worried about the growing possibility that a U.S. strike on Syria could spark geopolitical turmoil and a run-up in oil prices. The Fund’s primary benchmark, the Russell 3000 Growth Index (the Index), a measure of U.S. growth stocks, returned 17.29% for the full 12-month period, underperforming the broader U.S. stock market as represented by the Russell 3000 Index, which returned 20.32%.

Fund Performance

For the 12-month period ended August 31, 2013, Eaton Vance Multi-Cap Growth Fund (the Fund) had a total return of 13.99% for Class A shares at net asset value (NAV), underperforming the Index, which returned 17.29% for the same period.

Stock selection was the main driver of the Fund’s underperformance versus the Index, particularly in the information technology (IT), energy and materials sectors. In a period when the market, as measured by the Index, was up sharply, the Fund’s cash position also hurt relative performance versus the Index.

Stock selection in the IT sector was the largest relative detractor from Fund performance versus the Index. Fund holdings in the semiconductors & semiconductor equipment, Internet software & services, and IT services industries were particularly detrimental to relative performance versus the Index. Elsewhere in the sector, however, stock selection and an underweight position in the software industry aided relative Fund performance versus the Index.

In the energy sector, stock selection in oil, gas & consumable fuels and in energy equipment & services hampered the Fund’s performance versus the Index. Stock selection in the chemicals industry was the largest detractor from Fund performance versus the Index in the materials sector.

By contrast, stock selection in the industrials sector, as well as stock selection and an underweight in the consumer staples sector, helped lift the Fund’s performance versus the Index. Within industrials, contributors to Fund performance versus the Index included stock selection and overweights in both road & rail companies and trading companies & distributors. Stock selection in commercial services & supplies boosted relative Fund performance versus the Index in the industrials sector as well. In consumer staples, the most significant contributor to Fund performance versus the Index was an underweight in the tobacco industry.

For the 12-month period as a whole, the Fund was overweight smaller-cap issues relative to the Index. This also helped relative Fund performance versus the Index because small-cap growth stocks (as represented by the Russell 2000 Growth Index) returned 28.14% for the period, generally outperforming large-cap growth stocks (as represented by the Russell 1000 Growth Index), which returned 16.43%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Performance2,3

Portfolio Managers Kwang Kim, Gerald I. Moore, CFA and G. R. Nelson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	08/01/1952	08/01/1952	13.99%	1.29%	6.64%
Class A with 5.75% Maximum Sales Charge	—	—	7.41	0.11	6.02
Class B at NAV	09/13/1994	08/01/1952	13.04	0.52	5.86
Class B with 5% Maximum Sales Charge	—	—	8.04	0.13	5.86
Class C at NAV	11/07/1994	08/01/1952	13.06	0.53	5.85
Class C with 1% Maximum Sales Charge	—	—	12.06	0.53	5.85
Class I at NAV	07/18/2012	08/01/1952	14.20	1.36	6.67
Russell 3000 Growth Index	—	—	17.29%	8.44%	7.36%
S&P 500 Index	—	—	18.70	7.31	7.11

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		1.32%	2.07%	2.07%	1.06%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2003	$17,686	N.A.
Class C	$10,000	08/31/2003	$17,660	N.A.
Class I	$250,000	08/31/2003	$477,227	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.6%
Google, Inc., Class A	4.2
Gilead Sciences, Inc.	2.3
Amazon.com, Inc.	2.2
EMC Corp.	2.1
Visa, Inc., Class A	2.0
Monsanto Co.	2.0
priceline.com, Inc.	1.8
Polaris Industries, Inc.	1.8
Tractor Supply Co.	1.8

Total	24.8%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. stocks. Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks. Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 – August 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period* (3/1/13 – 8/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,098.00	$6.45	1.22%
Class B	$1,000.00	$1,093.50	$10.40	1.97%
Class C	$1,000.00	$1,093.60	$10.40	1.97%
Class I	$1,000.00	$1,098.90	$5.13	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.21	1.22%
Class B	$1,000.00	$1,015.30	$10.01	1.97%
Class C	$1,000.00	$1,015.30	$10.01	1.97%
Class I	$1,000.00	$1,020.30	$4.94	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2013.

6

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Portfolio of Investments

Common Stocks — 99.1%(1)

Security	Shares	Value

Aerospace & Defense — 1.6%
Precision Castparts Corp.	10,900	$2,302,516

		$2,302,516

Airlines — 1.0%
Copa Holdings SA, Class A	10,900	$1,425,502

		$1,425,502

Automobiles — 0.5%
Tesla Motors, Inc.(2)(3)	4,300	$726,700

		$726,700

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	18,900	$1,764,315
Beam, Inc.	27,400	1,716,610

		$3,480,925

Biotechnology — 5.6%
Biogen Idec, Inc.(2)	9,100	$1,938,482
Celgene Corp.(2)	12,600	1,763,748
Gilead Sciences, Inc.(2)	55,700	3,357,039
Vertex Pharmaceuticals, Inc.(2)	15,500	1,164,825

		$8,224,094

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	60,000	$2,210,400

		$2,210,400

Capital Markets — 2.1%
Affiliated Managers Group, Inc.(2)	8,500	$1,481,720
Charles Schwab Corp. (The)	78,100	1,630,728

		$3,112,448

Chemicals — 4.9%
Celanese Corp., Series A	24,850	$1,223,614
Cytec Industries, Inc.	17,600	1,316,128
Monsanto Co.	30,100	2,946,489
Praxair, Inc.	14,800	1,737,520

		$7,223,751

Security	Shares	Value

Commercial Banks — 1.5%
First Republic Bank	31,900	$1,412,532
Regions Financial Corp.	92,400	868,560

		$2,281,092

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	51,799	$2,194,206

		$2,194,206

Communications Equipment — 1.3%
Riverbed Technology, Inc.(2)	127,500	$1,968,600

		$1,968,600

Computers & Peripherals — 6.7%
Apple, Inc.	14,100	$6,867,405
EMC Corp.	120,600	3,109,068

		$9,976,473

Diversified Financial Services — 1.7%
Citigroup, Inc.	52,500	$2,537,325

		$2,537,325

Electrical Equipment — 1.5%
AMETEK, Inc.	51,200	$2,197,504

		$2,197,504

Electronic Equipment, Instruments & Components — 1.2%
InvenSense, Inc.(2)(3)	98,000	$1,751,260

		$1,751,260

Energy Equipment & Services — 1.9%
Frank’s International NV(2)	38,200	$1,058,522
Schlumberger, Ltd.	22,200	1,796,868

		$2,855,390

Food & Staples Retailing — 1.2%
Whole Foods Market, Inc.	34,600	$1,825,150

		$1,825,150

Food Products — 2.8%
Hershey Co. (The)	22,000	$2,022,900
Mondelez International, Inc., Class A	68,200	2,091,694

		$4,114,594

7	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 3.3%
Analogic Corp.	15,700	$1,171,848
Globus Medical, Inc., Class A(2)(3)	83,100	1,464,222
Stryker Corp.	33,900	2,267,571

		$4,903,641

Health Care Providers & Services — 2.0%
Brookdale Senior Living, Inc.(2)	66,800	$1,671,336
MEDNAX, Inc.(2)	13,900	1,353,443

		$3,024,779

Household Products — 0.8%
Colgate-Palmolive Co.	21,000	$1,213,170

		$1,213,170

Internet & Catalog Retail — 5.9%
Amazon.com, Inc.(2)	11,500	$3,231,270
Netflix, Inc.(2)	6,600	1,873,806
priceline.com, Inc.(2)	2,900	2,721,737
Shutterfly, Inc.(2)	17,400	904,104

		$8,730,917

Internet Software & Services — 7.9%
eBay, Inc.(2)	51,900	$2,594,481
Facebook, Inc., Class A(2)	21,300	879,264
Google, Inc., Class A(2)	7,400	6,267,060
Pandora Media, Inc.(2)(3)	48,700	897,054
Rackspace Hosting, Inc.(2)	22,500	1,008,450

		$11,646,309

IT Services — 3.8%
Accenture PLC, Class A	29,200	$2,109,700
Teradata Corp.(2)	9,000	527,040
Visa, Inc., Class A	16,900	2,947,698

		$5,584,438

Leisure Equipment & Products — 1.8%
Polaris Industries, Inc.	24,398	$2,664,506

		$2,664,506

Machinery — 0.9%
Colfax Corp.(2)	24,300	$1,265,787

		$1,265,787

Security	Shares	Value

Media — 2.9%
Lions Gate Entertainment Corp.(2)(3)	36,800	$1,288,368
ReachLocal, Inc.(2)	36,730	403,295
Walt Disney Co. (The)	42,300	2,573,109

		$4,264,772

Multiline Retail — 1.2%
Dollar General Corp.(2)	33,274	$1,795,798

		$1,795,798

Oil, Gas & Consumable Fuels — 4.3%
Concho Resources, Inc.(2)	16,700	$1,611,717
EOG Resources, Inc.	13,000	2,041,650
Occidental Petroleum Corp.	16,300	1,437,823
Range Resources Corp.	17,900	1,342,142

		$6,433,332

Pharmaceuticals — 2.4%
Perrigo Co.	15,600	$1,896,180
Roche Holding AG ADR	26,400	1,643,664

		$3,539,844

Road & Rail — 2.2%
J.B. Hunt Transport Services, Inc.	21,200	$1,526,400
Kansas City Southern	16,446	1,733,737

		$3,260,137

Semiconductors & Semiconductor Equipment — 3.7%
Avago Technologies, Ltd.	45,500	$1,752,205
Cypress Semiconductor Corp.(2)(3)	167,300	1,893,836
Monolithic Power Systems, Inc.	61,500	1,883,130

		$5,529,171

Software — 4.6%
Adobe Systems, Inc.(2)	25,604	$1,171,383
Citrix Systems, Inc.(2)	11,600	820,932
Infoblox, Inc.(2)	49,665	1,733,309
salesforce.com, inc.(2)	43,600	2,142,068
VMware, Inc., Class A(2)	12,000	1,009,800

		$6,877,492

Specialty Retail — 7.2%
DSW, Inc., Class A	25,600	$2,203,904
Home Depot, Inc. (The)	26,607	1,981,955

8	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail (continued)
Lumber Liquidators Holdings, Inc.(2)(3)	13,900	$1,381,938
Ross Stores, Inc.	37,500	2,522,250
Tractor Supply Co.	21,400	2,618,718

		$10,708,765

Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	7,000	$1,310,470

		$1,310,470

Trading Companies & Distributors — 2.4%
United Rentals, Inc.(2)(3)	23,400	$1,281,618
W.W. Grainger, Inc.	9,300	2,300,355

		$3,581,973

Total Common Stocks (identified cost $116,424,028)		$146,743,231

Short-Term Investments — 5.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.04%(4)(5)	$7,481	$7,480,627
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	742	742,350

Total Short-Term Investments (identified cost $8,222,977)		$8,222,977

Total Investments — 104.6% (identified cost $124,647,005)		$154,966,208

Covered Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Accenture PLC, Class A	146	$75.00	9/21/13	$(4,380)
Amazon.com, Inc.	12	295.00	9/21/13	(2,160)
Apple, Inc.	14	520.00	9/21/13	(5,635)
Celanese Corp., Series A	25	55.00	9/21/13	(250)
Charles Schwab Corp. (The)	78	22.00	9/21/13	(1,170)
Citigroup, Inc.	53	52.50	9/21/13	(715)
eBay, Inc.	52	52.50	9/21/13	(2,132)
EOG Resources, Inc.	13	160.00	9/21/13	(3,491)
Fortune Brands Home & Security, Inc.	60	40.00	9/21/13	(1,800)
Google, Inc., Class A	7	900.00	9/21/13	(1,645)
Infoblox, Inc.	99	35.00	9/21/13	(25,245)
InvenSense, Inc.	98	17.50	9/21/13	(8,820)

Security	Number of Contracts	Strike Price	Expiration Date	Value

MEDNAX, Inc.	14	$100.00	9/21/13	$(1,225)
Netflix, Inc.	7	285.00	9/21/13	(6,895)
Polaris Industries, Inc.	24	115.00	9/21/13	(1,440)
priceline.com, Inc.	3	950.00	9/21/13	(4,665)
ReachLocal, Inc.	256	12.50	9/21/13	(3,200)
Shutterfly, Inc.	87	55.00	9/21/13	(5,873)
Stryker Corp.	34	70.00	9/21/13	(1,020)
Tesla Motors, Inc.	4	155.00	9/21/13	(7,190)
Tractor Supply Co.	21	125.00	9/21/13	(3,307)
United Rentals, Inc.	23	60.00	9/21/13	(805)
Visa, Inc., Class A	34	180.00	9/21/13	(5,695)

Total Covered Call Options Written (premiums received $115,487)				$(98,758)

Other Assets, Less Liabilities — (4.5)%				$(6,736,956)

Net Assets — 100.0%				$148,130,494

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at August 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at August 31, 2013.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at August 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Unaffiliated investments, at value including $7,250,094 of securities on loan (identified cost, $116,424,028)	$146,743,231
Affiliated investments, at value (identified cost, $8,222,977)	8,222,977
Foreign currency, at value (identified cost, $6,320)	5,985
Dividends receivable	84,111
Interest receivable from affiliated investment	134
Receivable for investments sold	925,599
Receivable for Fund shares sold	24,272
Securities lending income receivable	1,460
Tax reclaims receivable	70,011
Other assets	30,310
Total assets	$156,108,090

Liabilities
Collateral for securities loaned	$7,480,627
Written options outstanding, at value (premiums received, $115,487)	98,758
Payable for closed written options	2,449
Payable for Fund shares redeemed	156,016
Payable to affiliates:
Investment adviser fee	78,699
Distribution and service fees	43,072
Accrued expenses	117,975
Total liabilities	$7,977,596
Net Assets	$148,130,494

Sources of Net Assets
Paid-in capital	$181,180,078
Accumulated net realized loss	(62,936,540)
Accumulated net investment loss	(461,984)
Net unrealized appreciation	30,348,940
Total	$148,130,494

Class A Shares
Net Assets	$107,262,803
Shares Outstanding	10,881,477
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.86
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.46

Class B Shares
Net Assets	$5,899,791
Shares Outstanding	630,150
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.36

Class C Shares
Net Assets	$16,939,505
Shares Outstanding	1,811,959
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.35

Class I Shares
Net Assets	$18,028,395
Shares Outstanding	1,823,794
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends (net of foreign taxes, $19,917)	$1,352,292
Securities lending income, net	76,874
Interest allocated from affiliated investment	3,982
Expenses allocated from affiliated investment	(441)
Total investment income	$1,432,707

Expenses
Investment adviser fee	$911,585
Distribution and service fees
Class A	274,722
Class B	60,243
Class C	171,133
Trustees’ fees and expenses	6,059
Custodian fee	81,989
Transfer and dividend disbursing agent fees	261,780
Legal and accounting services	55,568
Printing and postage	34,435
Registration fees	62,373
Miscellaneous	18,185
Total expenses	$1,938,072
Deduct —
Reduction of custodian fee	$17
Total expense reductions	$17

Net expenses	$1,938,055

Net investment loss	$(505,348)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,163,733
Investment transactions allocated from affiliated investments	508
Written options	403,898
Foreign currency transactions	402
Net realized gain	$13,568,541
Change in unrealized appreciation (depreciation) —
Investments	$5,636,629
Written options	36,400
Foreign currency	1,243
Net change in unrealized appreciation (depreciation)	$5,674,272

Net realized and unrealized gain	$19,242,813

Net increase in net assets from operations	$18,737,465

11	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment loss	$(505,348)	$(912,727)
Net realized gain from investment transactions, capital gain distributions received, written options and foreign currency transactions	13,568,541	9,018,412
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	5,674,272	12,077,621
Net increase in net assets from operations	$18,737,465	$20,183,306
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,346,043	$5,376,533
Class B	407,191	722,482
Class C	2,078,811	1,032,123
Class I	14,084,383	3,376,627
Cost of shares redeemed
Class A	(32,718,988)	(26,120,084)
Class B	(1,515,892)	(2,175,473)
Class C	(5,505,829)	(5,098,161)
Class I	(1,939,859)	(48,203)
Net asset value of shares exchanged
Class A	499,033	1,153,451
Class B	(499,033)	(1,153,451)
Net decrease in net assets from Fund share transactions	$(19,764,140)	$(22,934,156)

Net decrease in net assets	$(1,026,675)	$(2,750,850)

Net Assets
At beginning of year	$149,157,169	$151,908,019
At end of year	$148,130,494	$149,157,169

Accumulated net investment loss included in net assets
At end of year	$(461,984)	$(672,411)

12	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Financial Highlights

	Class A
	Year Ended August 31,
	2013	2012		2011		2010		2009
Net asset value — Beginning of year	$8.650	$7.540		$6.340		$6.510		$9.550

Income (Loss) From Operations
Net investment loss(1)	$(0.022)	$(0.038)		$(0.025	)(2)	$(0.019)		$(0.005)
Net realized and unrealized gain (loss)	1.232	1.148		1.225		(0.051)		(2.953)

Total income (loss) from operations	$1.210	$1.110		$1.200		$(0.070)		$(2.958)

Less Distributions
From net investment income	$—	$—		$—		$(0.100)		$(0.008)
From net realized gain	—	—		—		—		(0.074)

Total distributions	$—	$—		$—		$(0.100)		$(0.082)

Net asset value — End of year	$9.860	$8.650		$7.540		$6.340		$6.510

Total Return(3)	13.99%	14.72%		18.93%		(1.24)%		(30.57)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$107,263	$120,539		$123,541		$103,441		$163,479
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.23%	1.31	%(5)(6)	1.24	%(5)	1.27	%(5)	1.42	%(5)
Net investment loss	(0.25)%	(0.48)%		(0.32	)%(2)	(0.28)%		(0.10)%
Portfolio Turnover of the Portfolio(7)	—	74	%(8)	168	%(9)	211%		274%
Portfolio Turnover of the Fund	73%	11	%(8)(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.41)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	Not annualized.

(9)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(10)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Financial Highlights — continued

	Class B
	Year Ended August 31,
	2013	2012		2011		2010		2009
Net asset value — Beginning of year	$8.280	$7.280		$6.160		$6.330		$9.350

Income (Loss) From Operations
Net investment loss(1)	$(0.086)	$(0.096)		$(0.080	)(2)	$(0.068)		$(0.044)
Net realized and unrealized gain (loss)	1.166	1.096		1.200		(0.046)		(2.902)

Total income (loss) from operations	$1.080	$1.000		$1.120		$(0.114)		$(2.946)

Less Distributions
From net investment income	$—	$—		$—		$(0.056)		$—
From net realized gain	—	—		—		—		(0.074)

Total distributions	$—	$—		$—		$(0.056)		$(0.074)

Net asset value — End of year	$9.360	$8.280		$7.280		$6.160		$6.330

Total Return(3)	13.04%	13.89%		18.02%		(1.90)%		(31.15)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,900	$6,792		$8,409		$6,413		$8,092
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.98%	2.06	%(5)(6)	1.99	%(5)	2.02	%(5)	2.16	%(5)
Net investment loss	(1.00)%	(1.25)%		(1.06	)%(2)	(1.01)%		(0.82)%
Portfolio Turnover of the Portfolio(7)	—	74	%(8)	168	%(9)	211%		274%
Portfolio Turnover of the Fund	73%	11	%(8)(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.15)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	Not annualized.

(9)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(10)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Financial Highlights — continued

	Class C
	Year Ended August 31,
	2013	2012		2011		2010		2009
Net asset value — Beginning of year	$8.270	$7.260		$6.150		$6.330		$9.340

Income (Loss) From Operations
Net investment loss(1)	$(0.086)	$(0.095)		$(0.081	)(2)	$(0.067)		$(0.046)
Net realized and unrealized gain (loss)	1.166	1.105		1.191		(0.055)		(2.890)

Total income (loss) from operations	$1.080	$1.010		$1.110		$(0.122)		$(2.936)

Less Distributions
From net investment income	$—	$—		$—		$(0.058)		$—
From net realized gain	—	—		—		—		(0.074)

Total distributions	$—	$—		$—		$(0.058)		$(0.074)

Net asset value — End of year	$9.350	$8.270		$7.260		$6.150		$6.330

Total Return(3)	13.06%	13.91%		18.05%		(2.03)%		(31.07)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,940	$18,352		$19,958		$16,776		$21,742
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.98%	2.06	%(5)(6)	1.99	%(5)	2.02	%(5)	2.17	%(5)
Net investment loss	(1.00)%	(1.24)%		(1.07	)%(2)	(1.01)%		(0.86)%
Portfolio Turnover of the Portfolio(7)	—	74	%(8)	168	%(9)	211%		274%
Portfolio Turnover of the Fund	73%	11	%(8)(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.16)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	Not annualized.

(9)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(10)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Financial Highlights — continued

	Class I
	Year Ended August 31, 2013	Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$8.660	$8.300

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.003)	$0.002
Net realized and unrealized gain	1.233	0.358

Total income from operations	$1.230	$0.360

Net asset value — End of period	$9.890	$8.660

Total Return(3)	14.20%	4.34	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,028	$3,474
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.98%	1.06	%(6)(7)
Net investment income (loss)	(0.03)%	0.22	%(6)
Portfolio Turnover of the Portfolio(8)	—	74	%(4)
Portfolio Turnover of the Fund	73%	11	%(4)(9)

(1)	For the period from the commencement of operations, July 18, 2012, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period since September 1, 2011 while the Fund was investing in the Portfolio.

(9)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

16	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Fund’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

17

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Notes to Financial Statements — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $63,053,555 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2016 ($8,247,849), August 31, 2017 ($34,940,237) and August 31, 2018 ($19,865,469). A capital loss carryforward of $14,789,686 included in the amounts above is available to the Fund as a result of a reorganization on November 5, 2010. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2013.

During the year ended August 31, 2013, a capital loss carryforward of $13,584,787 was utilized to offset net realized gains by the Fund.

Additionally, at August 31, 2013, the Fund had a late year ordinary loss of $461,984 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of August 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund,

18

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Notes to Financial Statements — continued

as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

During the year ended August 31, 2013, accumulated net realized loss was increased by $71,889, accumulated net investment loss was decreased by $715,775 and paid-in capital was decreased by $643,886 due to differences between book and tax accounting, primarily for net operating losses, investments in partnerships, distributions from real estate investment trusts and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward	$(63,053,555)
Late year ordinary losses	$(461,984)
Net unrealized appreciation	$30,465,955

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to and including $300 million and 0.50% on average daily net assets over $300 million and is payable monthly. For the year ended August 31, 2013, the Fund’s investment adviser fee amounted to $911,585 or 0.625% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended August 31, 2013, EVM earned $28,702 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,381 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a

19

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Notes to Financial Statements — continued

percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2013 amounted to $274,722 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2013, the Fund paid or accrued to EVD $45,182 and $128,350 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2013 amounted to $15,061 and $42,783 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended August 31, 2013, the Fund was informed that EVD received approximately $20,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $103,771,657 and $123,885,179, respectively, for the year ended August 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2013	2012

Sales	588,603	674,274
Redemptions	(3,690,929)	(3,262,894)
Exchange from Class B shares	54,890	143,172

Net decrease	(3,047,436)	(2,445,448)

20

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Notes to Financial Statements — continued

	Year Ended August 31,
Class B	2013	2012

Sales	44,518	94,057
Redemptions	(176,947)	(280,743)
Exchange to Class A shares	(57,570)	(148,999)

Net decrease	(189,999)	(335,685)

	Year Ended August 31,
Class C	2013	2012

Sales	237,455	133,333
Redemptions	(644,836)	(661,512)

Net decrease	(407,381)	(528,179)

Class I	Year Ended August 31, 2013	Period Ended August 31, 2012(1)

Sales	1,632,964	406,867
Redemptions	(210,327)	(5,710)

Net increase	1,422,637	401,157

(1)	Class I commenced operations on July 18, 2012.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,529,990

Gross unrealized appreciation	$31,263,592
Gross unrealized depreciation	(827,374)

Net unrealized appreciation	$30,436,218

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at August 31, 2013 is included in the Portfolio of Investments.

21

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Notes to Financial Statements — continued

Written options activity for the year ended August 31, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of year	952	$72,241
Options written	5,950	658,492
Options terminated in closing purchase transactions	(941)	(132,775)
Options exercised	(1,481)	(160,843)
Options expired	(3,316)	(321,628)

Outstanding, end of year	1,164	$115,487

At August 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into option transactions on individual securities that it holds to generate premium income. During the year ended August 31, 2013, the Fund also entered into a combination of option transactions on an individual security to seek return and/or seek to reduce the Fund’s exposure to a decline in the stock price.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(98,758	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended August 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(4,924)	$—
Written options	403,898	36,400

Total	$398,974	$36,400

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the year ended August 31, 2013, which is indicative of the volume of this derivative type, was 1 contract.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($750 million effective September 9, 2013) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2013.

22

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Notes to Financial Statements — continued

11  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in Cash Collateral Fund. The Fund earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Fund from its investment in Cash Collateral Fund, prior to rebates and fees, for the year ended August 31, 2013 amounted to $4,430.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At August 31, 2013, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $7,250,094 and $7,480,627, respectively. The carrying amount of the liability for collateral for securities loaned at August 31, 2013 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at August 31, 2013.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$146,743,231 *	$—	$—	$146,743,231
Short-Term Investments	—	8,222,977	—	8,222,977

Total Investments	$146,743,231	$8,222,977	$—	$154,966,208

Liability Description
Covered Call Options Written	$(98,758)	$—	$—	$(98,758)

Total	$(98,758)	$—	$—	$(98,758)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

23

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Multi-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Multi-Cap Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Multi-Cap Growth Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2013

24

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Federal Tax Information (Unaudited)

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

25

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

26

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi-Cap Growth Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. In considering the Fund’s longer term underperformance, the Board noted that the Fund’s performance had improved relative to its

27

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

28

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 189 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

29

Eaton Vance

Multi-Cap Growth Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective October 1, 2013, Mr. Swaffield was elected President of the Trust.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

444-10/13	GFSRC

Eaton Vance

Worldwide Health Sciences Fund

Annual Report

August 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2013

Eaton Vance

Worldwide Health Sciences Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 31

Federal Tax Information	20

Board of Trustees’ Contract Approval	32

Management and Organization	35

Important Notices	38

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most major stock markets worldwide recorded strong gains for the 12-month period ended August 31, 2013.

In the United States, stocks started the period on the upswing before retreating in the final months of 2012 amid the presidential election and fears of a post-election political deadlock on tax and spending policies. With the apparent resolution of the so-called “fiscal cliff” budget negotiations in January 2013, U.S. stocks began a sustained rise that gained momentum on positive economic news. A succession of encouraging reports, ranging from U.S. housing to retail sales, helped power domestic stock indexes to record highs in May 2013. In June 2013, however, U.S. equities faltered following the U.S. Federal Reserve’s (the Fed) announcement that a key component of its economic stimulus effort might be scaled back in late 2013. Investors feared a stimulus pullback could end stocks’ long rise and slow the U.S. economic recovery. Stocks subsequently rebounded before pulling back in the final month of the period due to geopolitical tensions and continued concern about possible Fed action.

Overseas, most equity markets also delivered healthy double-digit returns for the 12-month period. After following a seesaw pattern early in the period, international stocks began a sustained upturn in January 2013, as markets overcame concerns about slower growth in China. One exception to this strong performance was emerging markets, which lagged during the period.

Despite late-period volatility, global equity indexes recorded solid gains for the period. The health care sector outperformed broader market indexes as the MSCI World Health Care Index (the Index)2, gained 26.20%, while the MSCI World Index rose 17.63%. In the United States, the S&P 500 Index gained 18.70%. The FTSE Eurotop 100 Index added 18.38%, while the broader-based MSCI EAFE Index rose 18.66%.

Reflecting the more challenging environment for emerging-market equities, the MSCI Emerging Markets Index recorded a 0.54% return for the period. The MSCI China Index, however, added 14.07%, as China regained some economic momentum during the 12-month period.

Fund Performance

For the 12-month period ended August 31, 2013, Eaton Vance Worldwide Health Sciences Fund (the Fund) had a total return of 24.28% for Class A shares at net asset value (NAV), underperforming the Index, which returned 26.20% for the same period.

Despite health care’s traditional role as a defensive sector, both the Fund and the Index outperformed many broader equity indexes for the 12-month period. Management based its investment strategy for the Fund on its belief that the global health care industry possessed strong fundamentals and a positive long-term outlook.

The Fund underperformed the Index largely due to stock selection in the pharmaceuticals sector, where two specialty pharmaceutical companies were among the Fund’s worst individual performers during the 12-month period. One such company received a lackluster reception to its new obesity drug treatment, while the other faced questions about its drug pricing. In addition, the Fund’s positions in a number of Japanese pharmaceutical companies also detracted largely due to the Japanese yen’s weakness versus the U.S. dollar. Overall, the unfavorable stock selection in pharmaceuticals was partially offset by a positive underweight in the sector.

Also detracting from the Fund’s performance versus the Index were the health care equipment and supplies and the health care technology sectors. In the latter, a medical communications company hampered relative performance versus the Index when its revenues disappointed.

On the positive side, an overweight in biotechnology was the biggest contributor to the Fund’s performance versus the Index. Management added to the Fund’s biotech allocation in late 2012 based on its assessment of the industry’s improving fundamentals, reasonable valuations and potentially strong growth outlook. Among the Fund’s top-performing individual stocks was a specialty biotech firm that was acquired by a larger biotech company. Another leading performer was a large biotech company with promising HIV and hepatitis C treatments. The Fund’s holdings in large biotech companies delivered particularly strong performance versus the Index during the 12-month period.

The life sciences tools and services sector also contributed positively to the Fund’s performance versus the Index, thanks to both an overweight position and favorable stock selection. Relative performance versus the Index within the sector benefited from management’s focus on companies with strong growth rates and new products. Notable individual performers included a developer of life sciences tools for analysis of gene function.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Performance2,3

Portfolio Managers Samuel D. Isaly, Sven H. Borho, CFA, Geoffrey C. Hsu, CFA, Richard D. Klemm, Ph.D., CFA and Trevor M. Polischuk, Ph.D., each of OrbiMed Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	24.28%	9.82%	8.26%
Class A with 5.75% Maximum Sales Charge	—	—	17.16	8.54	7.62
Class B at NAV	09/23/1996	07/26/1985	23.25	9.01	7.46
Class B with 5% Maximum Sales Charge	—	—	18.25	8.73	7.46
Class C at NAV	01/05/1998	07/26/1985	23.36	8.99	7.46
Class C with 1% Maximum Sales Charge	—	—	22.36	8.99	7.46
Class I at NAV	10/01/2009	07/26/1985	24.52	10.02	8.36
Class R at NAV	09/08/2003	07/26/1985	23.94	9.55	8.01
MSCI World Health Care Index	—	—	26.20%	9.31%	8.30%
S&P 500 Index	—	—	18.70	7.31	7.11

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R
	1.41%	2.16%	2.16%	1.16%	1.66%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2003	$20,537	N.A.
Class C	$10,000	08/31/2003	$20,543	N.A.
Class I	$250,000	08/31/2003	$558,108	N.A.
Class R	$10,000	08/31/2003	$21,626	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Fund Profile5

Regional Allocation (% of net assets)

Market Capitalization (% of net assets)

Top 10 Holdings (% of net assets)6

Roche Holding AG PC	5.9%
Gilead Sciences, Inc.	4.9
Amgen, Inc.	4.5
Pfizer, Inc.	3.6
Incyte Corp.	3.6
Merck & Co., Inc.	3.5
Mylan, Inc.	3.4
HCA Holdings, Inc.	3.0
Thermo Fisher Scientific, Inc.	3.0
Bristol-Myers Squibb Co.	2.9

Total	38.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI China Index is designed to measure the large- and mid-cap segments of the Chinese equity market and is part of the broader MSCI Emerging Markets Index. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 – August 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period* (3/1/13 – 8/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,142.70	$7.29	1.35%
Class B	$1,000.00	$1,138.20	$11.26	2.09%
Class C	$1,000.00	$1,137.60	$11.31	2.10%
Class I	$1,000.00	$1,143.80	$5.94	1.10%
Class R	$1,000.00	$1,141.30	$8.64	1.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.87	1.35%
Class B	$1,000.00	$1,014.70	$10.61	2.09%
Class C	$1,000.00	$1,014.60	$10.66	2.10%
Class I	$1,000.00	$1,019.70	$5.60	1.10%
Class R	$1,000.00	$1,017.10	$8.13	1.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $859,378,304)	$1,125,050,102
Receivable for Fund shares sold	494,322
Total assets	$1,125,544,424

Liabilities
Payable for Fund shares redeemed	$1,706,843
Payable to affiliates:
Administration fee	145,177
Distribution and service fees	394,456
Accrued expenses	300,462
Total liabilities	$2,546,938
Net Assets	$1,122,997,486

Sources of Net Assets
Paid-in capital	$763,593,849
Accumulated net realized gain from Portfolio	95,542,337
Accumulated distributions in excess of net investment income	(1,810,498)
Net unrealized appreciation from Portfolio	265,671,798
Total	$1,122,997,486

Class A Shares
Net Assets	$754,944,683
Shares Outstanding	69,340,042
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.89
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.55

Class B Shares
Net Assets	$26,542,959
Shares Outstanding	2,369,668
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.20

Class C Shares
Net Assets	$224,862,536
Shares Outstanding	20,154,168
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.16

Class I Shares
Net Assets	$83,019,618
Shares Outstanding	7,560,360
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.98

Class R Shares
Net Assets	$33,627,690
Shares Outstanding	2,952,849
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends allocated from Portfolio (net of foreign taxes, $1,075,782)	$18,686,980
Interest allocated from Portfolio	9,991
Expenses allocated from Portfolio	(8,541,860)
Total investment income from Portfolio	$10,155,111

Expenses
Administration fee	$1,570,531
Distribution and service fees
Class A	1,774,158
Class B	304,261
Class C	2,082,633
Class R	141,340
Trustees’ fees and expenses	500
Custodian fee	33,748
Transfer and dividend disbursing agent fees	1,516,889
Legal and accounting services	47,652
Printing and postage	150,715
Registration fees	93,147
Miscellaneous	20,104
Total expenses	$7,735,678

Net investment income	$2,419,433

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$117,537,093
Foreign currency transactions	(252,749)
Net realized gain	$117,284,344
Change in unrealized appreciation (depreciation) —
Investments	$103,954,057
Foreign currency	138,606
Net change in unrealized appreciation (depreciation)	$104,092,663

Net realized and unrealized gain	$221,377,007

Net increase in net assets from operations	$223,796,440

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$2,419,433	$3,942,989
Net realized gain from investment and foreign currency transactions	117,284,344	107,403,791
Net change in unrealized appreciation (depreciation) from investments and foreign currency	104,092,663	35,181,270
Net increase in net assets from operations	$223,796,440	$146,528,050
Distributions to shareholders —
From net investment income
Class A	$(12,983,940)	$—
Class B	(275,590)	—
Class C	(2,285,969)	—
Class I	(1,364,047)	—
Class R	(390,522)	—
From net realized gain
Class A	(81,245,023)	(60,635,180)
Class B	(3,761,615)	(4,867,348)
Class C	(23,416,966)	(17,550,307)
Class I	(7,578,421)	(5,043,051)
Class R	(2,858,077)	(2,079,648)
Total distributions to shareholders	$(136,160,170)	$(90,175,534)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$73,602,581	$68,916,581
Class B	2,238,403	1,888,956
Class C	22,969,443	10,941,041
Class I	29,506,067	19,672,218
Class R	16,109,719	8,859,909
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	85,639,449	54,312,394
Class B	3,558,806	4,244,744
Class C	19,757,441	13,242,560
Class I	5,829,391	2,787,121
Class R	2,883,691	1,839,583
Cost of shares redeemed
Class A	(160,295,077)	(177,680,615)
Class B	(5,904,742)	(10,152,575)
Class C	(36,507,585)	(35,636,230)
Class I	(21,494,398)	(16,771,052)
Class R	(15,474,790)	(9,125,054)
Net asset value of shares exchanged
Class A	11,921,412	29,502,565
Class B	(11,921,412)	(29,502,565)
Net increase (decrease) in net assets from Fund share transactions	$22,418,399	$(62,660,419)

Net increase (decrease) in net assets	$110,054,669	$(6,307,903)

Net Assets
At beginning of year	$1,012,942,817	$1,019,250,720
At end of year	$1,122,997,486	$1,012,942,817

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(1,810,498)	$3,583,258

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Financial Highlights

	Class A
	Year Ended August 31,
	2013	2012	2011		2010	2009
Net asset value — Beginning of year	$10.200	$9.680	$9.110		$8.730	$10.900

Income (Loss) From Operations
Net investment income (loss)(1)	$0.040	$0.055	$0.010	(2)	$(0.086)	$(0.087)
Net realized and unrealized gain (loss)	2.121	1.369	1.170		0.473	(0.737)

Total income (loss) from operations	$2.161	$1.424	$1.180		$0.387	$(0.824)

Less Distributions
From net investment income	$(0.202)	$—	$—		$—	$—
From net realized gain	(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.471)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of year	$10.890	$10.200	$9.680		$9.110	$8.730

Total Return(5)	24.28%	16.22%	13.16%		4.44%	(6.40)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$754,945	$685,275	$671,124		$679,193	$734,686
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.39%	1.47%	1.96	%(8)	2.07%	2.11%
Net investment income (loss)	0.39%	0.58%	0.10	%(2)	(0.94)%	(1.03)%
Portfolio Turnover of the Portfolio	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.066 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.57)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Financial Highlights — continued

	Class B
	Year Ended August 31,
	2013	2012	2011		2010	2009
Net asset value — Beginning of year	$10.420	$9.930	$9.400		$9.070	$11.340

Income (Loss) From Operations
Net investment loss(1)	$(0.033)	$(0.026)	$(0.055	)(2)	$(0.161)	$(0.158)
Net realized and unrealized gain (loss)	2.175	1.420	1.195		0.498	(0.766)

Total income (loss) from operations	$2.142	$1.394	$1.140		$0.337	$(0.924)

Less Distributions
From net investment income	$(0.093)	$—	$—		$—	$—
From net realized gain	(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.362)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of year	$11.200	$10.420	$9.930		$9.400	$9.070

Total Return(5)	23.25%	15.46%	12.30%		3.72%	(7.10)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,543	$36,333	$68,487		$98,854	$182,893
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.14%	2.22%	2.71	%(8)	2.82%	2.86%
Net investment loss	(0.31)%	(0.26)%	(0.54	)%(2)	(1.71)%	(1.79)%
Portfolio Turnover of the Portfolio	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.079 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Financial Highlights — continued

	Class C
	Year Ended August 31,
	2013	2012	2011		2010	2009
Net asset value — Beginning of year	$10.410	$9.930	$9.400		$9.070	$11.350

Income (Loss) From Operations
Net investment loss(1)	$(0.038)	$(0.017)	$(0.065	)(2)	$(0.160)	$(0.157)
Net realized and unrealized gain (loss)	2.181	1.401	1.205		0.497	(0.777)

Total income (loss) from operations	$2.143	$1.384	$1.140		$0.337	$(0.934)

Less Distributions
From net investment income	$(0.124)	$—	$—		$—	$—
From net realized gain	(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.393)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of year	$11.160	$10.410	$9.930		$9.400	$9.070

Total Return(5)	23.36%	15.35%	12.30%		3.72%	(7.18)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$224,863	$201,008	$202,021		$210,624	$237,891
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.14%	2.22%	2.71	%(8)	2.82%	2.86%
Net investment loss	(0.36)%	(0.17)%	(0.64	)%(2)	(1.69)%	(1.80)%
Portfolio Turnover of the Portfolio	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Financial Highlights — continued

	Class I
	Year Ended August 31,				Period Ended August 31, 2010(1)
	2013	2012	2011
Net asset value — Beginning of period	$10.280	$9.720	$9.120		$8.920

Income (Loss) From Operations
Net investment income (loss)(2)	$0.064	$0.082	$0.025	(3)	$(0.053)
Net realized and unrealized gain	2.133	1.382	1.185		0.260

Total income from operations	$2.197	$1.464	$1.210		$0.207

Less Distributions
From net investment income	$(0.228)	$—	$—		$—
From net realized gain	(1.269)	(0.904)	(0.610)		(0.007)

Total distributions	$(1.497)	$(0.904)	$(0.610)		$(0.007)

Redemption fees(2)(4)	$—	$—	$0.000	(5)	$0.000	(5)

Net asset value — End of period	$10.980	$10.280	$9.720		$9.120

Total Return(6)	24.52%	16.59%	13.48%		2.32	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,020	$62,857	$53,255		$38,988
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	1.14%	1.22%	1.71	%(10)	1.82	%(11)
Net investment income (loss)	0.62%	0.86%	0.25	%(3)	(0.63	)%(11)
Portfolio Turnover of the Portfolio	51%	63%	43%		48	%(12)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.33)%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(11)	Annualized.

(12)	For the Portfolio’s year ended August 31, 2010.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Financial Highlights — continued

	Class R
	Year Ended August 31,
	2013	2012	2011		2010	2009
Net asset value — Beginning of year	$10.600	$10.040	$9.450		$9.080	$11.300

Income (Loss) From Operations
Net investment income (loss)(1)	$0.012	$0.035	$(0.026	)(2)	$(0.111)	$(0.113)
Net realized and unrealized gain (loss)	2.220	1.429	1.226		0.488	(0.761)

Total income (loss) from operations	$2.232	$1.464	$1.200		$0.377	$(0.874)

Less Distributions
From net investment income	$(0.173)	$—	$—		$—	$—
From net realized gain	(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.442)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of year	$11.390	$10.600	$10.040		$9.450	$9.080

Total Return(5)	23.94%	16.02%	12.88%		4.16%	(6.63)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$33,628	$27,469	$24,364		$17,461	$13,508
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.64%	1.72%	2.21	%(8)	2.32%	2.36%
Net investment income (loss)	0.11%	0.35%	(0.25	)%(2)	(1.17)%	(1.30)%
Portfolio Turnover of the Portfolio	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.82)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

14	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance Fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.6% at August 31, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at

15

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Notes to Financial Statements — continued

the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2013 and August 31, 2012 was as follows:

	Year Ended August 31,
	2013	2012

Distributions declared from:
Ordinary income	$67,892,631	$—
Long-term capital gains	68,267,539	90,175,534

During the year ended August 31, 2013, accumulated net realized gain was decreased by $9,486,879 and accumulated distributions in excess of net investment income was decreased by $9,486,879 due to differences between book and tax accounting, primarily for investments in partnerships, dividend redesignations for short-term capital gains and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$98,631,689
Net unrealized appreciation	$260,771,948

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in passive foreign investment companies, investments in partnerships and partnership allocations.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2013, the administration fee amounted to $1,570,531.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended August 31, 2013, EVM earned $79,177 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $83,503 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2013. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2013 amounted to $1,774,158 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2013, the Fund paid or accrued to EVD $228,196 and $1,561,975 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to

16

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Notes to Financial Statements — continued

0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended August 31, 2013, the Fund paid or accrued to EVD $70,670 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2013 amounted to $76,065, $520,658 and $70,670 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended August 31, 2013, the Fund was informed that EVD received approximately $1,000, $27,000 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended August 31, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $12,448,201 and $134,621,407, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2013	2012

Sales	7,307,842	7,229,336
Issued to shareholders electing to receive payments of distributions in Fund shares	9,547,319	6,185,922
Redemptions	(15,850,312)	(18,693,143)
Exchange from Class B shares	1,178,242	3,100,750

Net increase (decrease)	2,183,091	(2,177,135)

	Year Ended August 31,
Class B	2013	2012

Sales	213,920	195,426
Issued to shareholders electing to receive payments of distributions in Fund shares	383,492	471,115
Redemptions	(568,377)	(1,047,410)
Exchange to Class A shares	(1,146,572)	(3,028,255)

Net decrease	(1,117,537)	(3,409,124)

17

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Notes to Financial Statements — continued

	Year Ended August 31,
Class C	2013	2012

Sales	2,239,503	1,147,540
Issued to shareholders electing to receive payments of distributions in Fund shares	2,138,251	1,469,762
Redemptions	(3,524,020)	(3,661,569)

Net increase (decrease)	853,734	(1,044,267)

	Year Ended August 31,
Class I	2013	2012

Sales	2,892,599	2,070,855
Issued to shareholders electing to receive payments of distributions in Fund shares	645,558	315,643
Redemptions	(2,091,447)	(1,749,820)

Net increase	1,446,710	636,678

	Year Ended August 31,
Class R	2013	2012

Sales	1,503,315	887,409
Issued to shareholders electing to receive payments of distributions in Fund shares	306,776	201,267
Redemptions	(1,448,301)	(923,113)

Net increase	361,790	165,563

18

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Worldwide Health Sciences Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Worldwide Health Sciences Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Worldwide Health Sciences Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2013

19

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. The Fund designates approximately $19,287,562, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 14.50% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund hereby designates $173,107,647 as capital gains dividends with respect to the taxable year ended August 31, 2013, or if subsequently determined to be different, the net capital gain of such year.

20

Worldwide Health Sciences Portfolio

August 31, 2013

Portfolio of Investments

Common Stocks — 98.87%

Security	Shares	Value	Percentage of Net Assets

Major Capitalization – Europe — 12.49%(1)
Actelion, Ltd.(2)	359,000	$24,395,486	2.16%
Novartis AG	300,000	21,854,897	1.93
Roche Holding AG PC	265,000	66,055,251	5.85
Sanofi	300,000	28,750,926	2.55

		$141,056,560	12.49%

Major Capitalization – Far East — 8.47%(1)
Astellas Pharma, Inc.	402,300	$20,468,168	1.81%
Mitsubishi Tanabe Pharma Corp.	1,433,000	19,455,076	1.72
Ono Pharmaceutical Co., Ltd.	497,700	29,871,855	2.65
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	17,834,449	1.58
Sinopharm Group Co., Ltd., Class H	3,200,000	7,972,328	0.71

		$95,601,876	8.47%

Major Capitalization – North America — 53.68%(1)
AbbVie, Inc.	620,000	$26,418,200	2.34%
Actavis, Inc.(2)	135,500	18,316,890	1.62
Aetna, Inc.	320,000	20,284,800	1.80
Agilent Technologies, Inc.	240,000	11,193,600	0.99
Allergan, Inc.	95,000	8,396,100	0.74
Amgen, Inc.	461,100	50,232,234	4.45
Biogen Idec, Inc.(2)	149,600	31,867,792	2.82
BioMarin Pharmaceutical, Inc.(2)	214,000	14,010,580	1.24
Bristol-Myers Squibb Co.	788,000	32,851,720	2.91
Celgene Corp.(2)	157,000	21,976,860	1.95
Cigna Corp.	94,000	7,396,860	0.65
Express Scripts Holding Co.(2)	346,000	22,102,480	1.96
Gilead Sciences, Inc.(2)	920,000	55,448,400	4.91
HCA Holdings, Inc.	899,000	34,332,810	3.04
Illumina, Inc.(2)	282,700	22,005,368	1.95
Merck & Co., Inc.	846,000	40,007,340	3.54
Mylan, Inc.(2)	1,070,000	37,813,800	3.35
Onyx Pharmaceuticals, Inc.(2)	72,800	8,996,624	0.80
Pfizer, Inc.	1,447,400	40,831,154	3.62
Quintiles Transnational Holdings, Inc.(2)	255,000	11,031,300	0.98
Regeneron Pharmaceuticals, Inc.(2)	71,000	17,204,010	1.52
Thermo Fisher Scientific, Inc.	376,000	33,400,080	2.96
UnitedHealth Group, Inc.	261,000	18,724,140	1.66
WellPoint, Inc.	250,000	21,285,000	1.88

		$606,128,142	53.68%

Security	Shares	Value	Percentage of Net Assets

Small & Mid Capitalization – Far East — 5.92%(1)
Biosensors International Group, Ltd.	13,628,000	$9,011,980	0.80%
China Shineway Pharmaceutical Group, Ltd.	4,250,000	6,574,029	0.58
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	13,767,736	1.22
Sawai Pharmaceutical Co., Ltd.	140,000	18,219,470	1.61
Towa Pharmaceutical Co., Ltd.	420,000	19,240,130	1.71

		$66,813,345	5.92%

Small & Mid Capitalization – North America — 18.31%(1)
Agios Pharmaceuticals, Inc.(2)	102,900	$2,426,382	0.22%
Align Technology, Inc.(2)	477,800	20,808,190	1.84
Bluebird Bio, Inc.(2)	103,100	2,567,190	0.23
Cubist Pharmaceuticals, Inc.(2)	182,000	11,531,520	1.02
Esperion Therapeutics, Inc.(2)	104,900	1,690,988	0.15
Exact Sciences Corp.(2)	1,065,000	12,322,050	1.09
Impax Laboratories, Inc.(2)	537,700	10,958,326	0.97
Incyte Corp.(2)	1,200,000	40,668,000	3.60
Infinity Pharmaceuticals, Inc.(2)	753,000	13,938,030	1.23
Insulet Corp.(2)	707,500	23,588,050	2.09
MAKO Surgical Corp.(2)	1,255,500	18,769,725	1.66
Medivation, Inc.(2)	465,700	26,326,021	2.33
Molina Healthcare, Inc.(2)	300,000	10,017,000	0.89
OraSure Technologies, Inc.(2)	1,145,000	5,473,100	0.49
Sequenom, Inc.(2)	907,500	2,649,900	0.23
Vocera Communications, Inc.(2)	189,700	3,075,037	0.27

		$206,809,509	18.31%

Total Common Stocks (identified cost $850,270,190)		$1,116,409,432	98.87%

Short-Term Investments — 0.70%

Description	Interest (000’s Omitted)	Value	Percentage of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$7,864	$7,863,861	0.70%

Total Short-Term Investments (identified cost $7,863,861)		$7,863,861	0.70%

Total Investments (identified cost $858,134,051)		$1,124,273,293	99.57%

Other Assets, Less Liabilities		$4,877,400	0.43%

Net Assets		$1,129,150,693	100.00%

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2013

Portfolio of Investments — continued

PC	–	Participation Certificate

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013.

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Unaffiliated investments, at value (identified cost, $850,270,190)	$1,116,409,432
Affiliated investment, at value (identified cost, $7,863,861)	7,863,861
Foreign currency, at value (identified cost, $19,393)	19,279
Dividends receivable	568,843
Interest receivable from affiliated investment	453
Receivable for investments sold	622,875
Tax reclaims receivable	4,539,137
Total assets	$1,130,023,880

Liabilities
Payable to affiliates:
Investment adviser fee	$419,557
Management fee	330,846
Accrued expenses	122,784
Total liabilities	$873,187
Net Assets applicable to investors’ interest in Portfolio	$1,129,150,693

Sources of Net Assets
Investors’ capital	$862,762,424
Net unrealized appreciation	266,388,269
Total	$1,129,150,693

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends (net of foreign taxes, $1,079,531)	$18,748,668
Interest allocated from affiliated investment	10,022
Expenses allocated from affiliated investment	(1,089)
Total investment income	$18,757,601

Expenses
Investment adviser fee	$4,440,859
Management fee	3,627,770
Trustees’ fees and expenses	40,350
Custodian fee	324,375
Legal and accounting services	75,419
Miscellaneous	60,472
Total expenses	$8,569,245
Deduct —
Reduction of custodian fee	$21
Total expense reductions	$21

Net expenses	$8,569,224

Net investment income	$10,188,377

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$117,801,814
Investment transactions allocated from affiliated investment	324
Foreign currency transactions	(253,498)
Net realized gain	$117,548,640
Change in unrealized appreciation (depreciation) —
Investments	$104,467,279
Foreign currency	139,071
Net change in unrealized appreciation (depreciation)	$104,606,350

Net realized and unrealized gain	$222,154,990

Net increase in net assets from operations	$232,343,367

24	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2013

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$10,188,377	$12,330,162
Net realized gain from investment and foreign currency transactions	117,548,640	107,417,840
Net change in unrealized appreciation (depreciation) from investments and foreign currency	104,606,350	35,606,441
Net increase in net assets from operations	$232,343,367	$155,354,443
Capital transactions —
Contributions	$13,401,051	$14,663,224
Withdrawals	(135,091,208)	(177,049,932)
Net decrease in net assets from capital transactions	$(121,690,157)	$(162,386,708)

Net increase (decrease) in net assets	$110,653,210	$(7,032,265)

Net Assets
At beginning of year	$1,018,497,483	$1,025,529,748
At end of year	$1,129,150,693	$1,018,497,483

25	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2013

Supplementary Data

	Year Ended August 31,
Ratios/Supplemental Data	2013	2012	2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81%	0.80%	1.21	%(2)	1.32%	1.34%
Net investment income (loss)	0.97%	1.24%	0.85	%(3)	(0.21)%	(0.28)%
Portfolio Turnover	51%	63%	43%		48%	54%

Total Return	24.99%	16.99%	14.00%		5.22%	(5.67)%

Net assets, end of year (000’s omitted)	$1,129,151	$1,018,497	$1,025,530		$1,048,273	$1,172,489

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(3)	Includes special dividends equal to 0.68% of average daily net assets.

26	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2013, Eaton Vance Worldwide Health Sciences Fund held a 99.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of August 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Worldwide Health Sciences Portfolio

August 31, 2013

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period, except during the transition period (i.e., the 36-month period ended July 31, 2014). During the transition period, the performance adjustment is based on the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011. For the year ended August 31, 2013, the Portfolio’s investment adviser fee, net of a downward performance adjustment of $635,825, amounted to $4,440,859 or 0.42% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the year ended August 31, 2013, the management fee amounted to $3,627,770 or 0.34% of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $523,772,285 and $606,715,220, respectively, for the year ended August 31, 2013.

28

Worldwide Health Sciences Portfolio

August 31, 2013

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$863,050,712

Gross unrealized appreciation	$302,896,324
Gross unrealized depreciation	(41,673,743)

Net unrealized appreciation	$261,222,581

The net unrealized appreciation on foreign currency transactions at August 31, 2013 on a federal income tax basis was $249,027.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($750 million effective September 9, 2013) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Worldwide Health Sciences Portfolio

August 31, 2013

Notes to Financial Statements — continued

At August 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization – Europe	$—	$141,056,560		$—	$141,056,560
Major Capitalization – Far East	—	95,601,876		—	95,601,876
Major Capitalization – North America	606,128,142	—		—	606,128,142
Small & Mid Capitalization – Far East	—	66,813,345		—	66,813,345
Small & Mid Capitalization – North America	206,809,509	—		—	206,809,509

Total Common Stocks	$812,937,651	$303,471,781	*	$—	$1,116,409,432

Short-Term Investments	$—	$7,863,861		$—	$7,863,861

Total Investments	$812,937,651	$311,335,642		$—	$1,124,273,293

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

30

Worldwide Health Sciences Portfolio

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Worldwide Health Sciences Portfolio:

We have audited the accompanying statement of assets and liabilities of Worldwide Health Sciences Portfolio (the “Portfolio”), including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2013

31

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of procedures used by Eaton Vance Management (“EVM”) for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by EVM and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by EVM and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Worldwide Health Sciences Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Worldwide Health Sciences Fund (the “Fund”) invests, with OrbiMed Advisors LLC (“OrbiMed”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Contract Review Committee also concluded that the continuation of agreements for management services of the Portfolio and for administrative services of the Fund with EVM (together with the investment advisory agreement, the “Agreements”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended the Board approval of such Agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the Agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Portfolio by OrbiMed and to the Portfolio and the Fund by EVM. The Board considered that OrbiMed and EVM provide a package of inter-related services that together are necessary and appropriate for the management of the Portfolio and administration of the Fund.

The Board considered OrbiMed’s and EVM’s management capabilities and OrbiMed’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted OrbiMed’s experience in managing health sciences portfolios and the experience of the large group of professional and support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at OrbiMed were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of OrbiMed to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of OrbiMed, EVM and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

33

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of OrbiMed, EVM and their affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the package of inter-related services provided by OrbiMed and EVM, taken as a whole, are appropriate and consistent with the terms of the Agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by OrbiMed and EVM in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual rates for investment advisory fees, management fees and administrative fees, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

In considering the management fees and the Fund’s estimated total expense ratio, the Board noted that the advisory fee payable by the Portfolio is subject to a performance-based adjustment that is intended to align the interests of OrbiMed with the interests of shareholders and that the performance-based adjustment varies based on whether the Fund outperforms or underperforms its benchmark index by at least 1.00% and based on its average daily net assets over the entire performance measurement period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the package of inter-related services provided by OrbiMed and EVM under the Agreements, the Board concluded that the management fees charged for services provided pursuant to the Agreements are reasonable.

Profitability

The Board reviewed the level of profits realized by OrbiMed and EVM and relevant affiliates thereof in providing services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by OrbiMed or EVM without regard to revenue sharing or other payments by such party in respect of distribution services. The Board also considered other direct or indirect benefits received by OrbiMed or EVM in connection with their relationships with the Fund and the Portfolio, including the benefits to OrbiMed of research services that may be available as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the package of inter-related services rendered by OrbiMed and EVM, the profits realized by OrbiMed and EVM are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which OrbiMed and EVM, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and OrbiMed’s and EVM’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the management fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

34

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Management and Organization

Fund Management.  The Trustees of the Eaton Vance Growth Trust (the Trust) and Worldwide Health Sciences Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Mr. Isaly, is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc. and “OrbiMed” refers to OrbiMed Advisors LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 189 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

35

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Samuel D. Isaly(3) 1945	President of the Portfolio	Since 2002	Managing Partner of OrbiMed.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(4) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

36

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2013

Management and Organization — continued

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective October 1, 2013, Mr. Swaffield was elected President of the Trust.
(3)	The business address for Mr. Isaly is 601 Lexington Avenue, 54th Floor, New York, NY 10022.
(4)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

426-10/13	HSSRC

Eaton Vance

Richard Bernstein Equity Strategy Fund

Annual Report

August 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2013

Eaton Vance

Richard Bernstein Equity Strategy Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	27

Federal Tax Information	28

Board of Trustees’ Contract Approval	29

Management and Organization	32

Important Notices	34

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most major stock markets worldwide recorded strong gains for the 12-month period ended August 31, 2013.

In the United States, stocks started the period on the upswing before retreating in the final months of 2012 amid the presidential election and fears of a post-election political deadlock on tax and spending policies. With the apparent resolution of the so-called “fiscal cliff” budget negotiations in January 2013, U.S. stocks began a sustained rise that gained momentum on positive economic news. A succession of encouraging reports, ranging from U.S. housing to retail sales, helped power domestic stock indexes to record highs in May 2013. In June 2013, however, U.S. equities faltered following the U.S. Federal Reserve’s (the Fed) announcement that a key component of its economic stimulus effort might be scaled back in late 2013. Investors feared a stimulus pullback could end stocks’ long rise and slow the U.S. economic recovery. Stocks subsequently rebounded before pulling back in the final month of the period due to geopolitical tensions and continued concern about possible Fed action.

Overseas, most equity markets also delivered healthy double-digit returns for the 12-month period. After following a seesaw pattern early in the period, international stocks began a sustained upturn in January 2013, as markets overcame concerns about slower growth in China. One exception to this strong performance was emerging markets, which lagged during the period.

Despite late-period volatility, global equity indexes recorded solid gains for the period. The Fund’s benchmark, the MSCI All Country World Index (the Index)2 rose 15.48% for the period. The S&P 500 Index gained 18.70%. The FTSE Eurotop 100 Index added 18.38%, while the broader-based MSCI EAFE Index rose 18.66%. Reflecting the more challenging environment for emerging-market equities, the MSCI Emerging Markets Index recorded a 0.54% return for the period. The MSCI China Index, however, added 14.07%, as China regained some economic momentum during the 12-month period.

Fund Performance

For the 12-month period ended August 31, 2013, the Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) had a total return of 17.47% for Class A shares at net asset value (NAV), outperforming the Index, which returned 15.48% for the same period.

The Fund outperformed the Index primarily due to its underweight in emerging-market stocks and its overweight in U.S. equities. The Fund’s underweight in emerging markets was the single biggest contributor to relative performance versus the Index, as emerging-market economies struggled throughout the 12-month period. U.S stocks in the Fund, meanwhile, outperformed the Index.

On a sector basis, all 10 of the economic sectors in which the Fund was invested delivered positive absolute returns for the 12-month period. Underweight positions in two weaker-performing sectors, materials and energy, contributed the most to Fund performance versus the Index for the period. The Fund’s exchange-traded fund investments in the consumer discretionary sector and in small-cap stocks also boosted the Fund’s performance relative to the Index.

On a geographic basis, within the U.S. market, the Fund focused early in the period on defensive sectors such as health care and consumer staples. In December 2012, amid signs of an improving global economy, management cut back slightly on U.S. stocks in favor of Japanese equities, which helped Fund performance versus the Index for the period. In addition, management reallocated some of the Fund’s U.S. holdings from defensive sectors to more cyclical ones. At the same time, management added to the Fund’s U.S. small-cap stock exposure, further aiding performance versus the Index for the period.

In 2013, management increased the Fund’s holdings in Japan following the election of a new Japanese government. In addition, within the Fund’s U.S. allocation, management added to positions in stocks of several small- to mid-cap industrial companies based on mounting evidence of a revived U.S. manufacturing sector. Both of these latter moves also benefited the Fund’s performance versus the Index for the 12-month period.

Detracting from the Fund’s performance versus the Index for the 12-month period was its underweight in the financials sector, which outperformed the overall Index. An overweight in the weaker-performing utilities sector also hampered the Fund’s performance relative to the Index. In addition, stock selection in the health care sector detracted from the Fund’s performance versus the Index for the period.

In general, amid an improving global economy marked by sharp differences between developed and emerging markets, management believes that the Fund’s “go anywhere” strategy allowed it to make investment decisions that led to outperformance versus the Index for the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Performance2,3

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	17.47%	—	8.98%
Class A with 5.75% Maximum Sales Charge	—	—	10.74	—	6.77
Class C at NAV	10/12/2010	10/12/2010	16.58	—	8.13
Class C with 1% Maximum Sales Charge	—	—	15.58	—	8.13
Class I at NAV	10/12/2010	10/12/2010	17.84	—	9.24
MSCI All Country World Index	—	—	15.48%	3.82%	7.82%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.38%	2.13%	1.13%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	10/12/2010	$12,532	N.A.
Class I	$250,000	10/12/2010	$322,640	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Fund Profile

Top 10 Holdings (% of net assets)[6,7]

Nikkei 225 Index Futures Contracts	6.0%
E-mini S&P 500 Index Futures Contracts	5.8
Consumer Discretionary Select Sector SPDR Fund (The)	4.5
E-mini MSCI EAFE Index Futures Contracts	4.3
Vanguard Extended Market Index Fund ETF	1.6
HSBC Holdings PLC	0.9
General Electric Co.	0.9
Toyota Motor Corp.	0.8
Procter & Gamble Co.	0.8
Oracle Corp.	0.7
Total	26.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI China Index is designed to measure the large- and mid-cap segments of the Chinese equity market and is part of the broader MSCI Emerging Markets Index. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Includes derivatives based on their notional value.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 – August 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period* (3/1/13 – 8/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,070.50	$6.84	1.31%
Class C	$1,000.00	$1,066.60	$10.73	2.06%
Class I	$1,000.00	$1,072.20	$5.54	1.06%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.67	1.31%
Class C	$1,000.00	$1,014.80	$10.46	2.06%
Class I	$1,000.00	$1,019.90	$5.40	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2013.

6

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Portfolio of Investments

Common Stocks — 75.7%

Security	Shares	Value

Aerospace & Defense — 0.8%
Honeywell International, Inc.	12,952	$1,030,591
Precision Castparts Corp.	3,643	769,547
United Technologies Corp.	17,798	1,781,580

		$3,581,718

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	34,658	$2,966,032

		$2,966,032

Auto Components — 1.0%
Bridgestone Corp.	69,500	$2,268,390
Compagnie Generale des Etablissements Michelin, Class B	6,325	605,401
Delphi Automotive PLC	19,801	1,089,451
Leoni AG	17,447	957,635

		$4,920,877

Automobiles — 1.3%
Bayerische Motoren Werke AG	23,381	$2,203,741
Toyota Motor Corp.	67,100	4,036,158

		$6,239,899

Beverages — 1.9%
Asahi Group Holdings, Ltd.	49,700	$1,229,638
Coca-Cola Co. (The)	80,640	3,078,835
Diageo PLC	37,828	1,159,291
Kirin Holdings Co., Ltd.	81,000	1,107,425
PepsiCo, Inc.	33,495	2,670,556

		$9,245,745

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.(1)	6,356	$684,923
Amgen, Inc.	24,219	2,638,418
Biogen Idec, Inc.(1)	6,714	1,430,216
Celgene Corp.(1)	3,533	494,549
Gilead Sciences, Inc.(1)	22,504	1,356,316

		$6,604,422

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	24,170	$718,816
BlackRock, Inc.	2,980	775,754
Credit Suisse Group AG(1)	24,730	712,828
Franklin Resources, Inc.	14,151	653,210

Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The)	3,684	$560,447
Invesco, Ltd.	23,691	719,259
Morgan Stanley	13,555	349,177
Northern Trust Corp.	12,581	690,319
State Street Corp.	9,428	629,036
T. Rowe Price Group, Inc.	9,337	654,897

		$6,463,743

Chemicals — 1.4%
CF Industries Holdings, Inc.	3,038	$578,253
Ecolab, Inc.	14,120	1,289,862
Frutarom Industries, Ltd.	56,300	918,471
LyondellBasell Industries NV, Class A	11,291	792,063
Monsanto Co.	15,184	1,486,362
Sherwin-Williams Co. (The)	4,062	700,289
Victrex PLC	34,883	847,619

		$6,612,919

Commercial Banks — 11.5%
Associated Banc-Corp.	23,711	$378,190
Australia and New Zealand Banking Group, Ltd.	51,200	1,344,205
Banco Bilbao Vizcaya Argentaria SA	67,694	646,917
Banco Bradesco SA, PFC Shares	37,892	440,071
Bank of Montreal	11,152	699,951
Bank of Nova Scotia (The)	15,358	852,979
Bank of the Ozarks, Inc.	27,213	1,234,926
Bryn Mawr Bank Corp.	13,676	344,772
Canadian Imperial Bank of Commerce	7,732	603,849
Chemical Financial Corp.	7,376	200,922
City Holding Co.	21,142	863,651
Columbia Banking System, Inc.	38,242	887,214
Commonwealth Bank of Australia	18,202	1,174,283
Community Bank System, Inc.	26,945	895,652
DBS Group Holdings, Ltd.	49,000	605,222
F.N.B. Corp.	159,939	1,930,464
First Commonwealth Financial Corp.	45,595	334,211
First Financial Bancorp	42,828	642,420
First Financial Bankshares, Inc.	21,748	1,250,510
First Financial Corp.	10,268	312,353
First Merchants Corp.	21,456	366,469
First Midwest Bancorp, Inc.	104,668	1,573,160
FirstMerit Corp.	25,240	534,078
Fulton Financial Corp.	31,124	376,289
German American Bancorp, Inc.	13,977	333,631
Glacier Bancorp, Inc.	86,199	2,034,296

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Commercial Banks (continued)
HSBC Holdings PLC	391,801	$4,102,137
Huntington Bancshares, Inc.	48,185	397,044
Lakeland Financial Corp.	12,339	383,743
MB Financial, Inc.	15,282	412,461
National Bank of Canada	7,649	592,502
National Penn Bancshares, Inc.	124,855	1,253,544
Nordea Bank AB	65,411	760,508
Old National Bancorp	92,726	1,218,420
Oversea-Chinese Banking Corp., Ltd.	75,000	579,860
PacWest Bancorp	37,756	1,255,387
Park National Corp.	9,405	715,626
Peoples Bancorp, Inc.	14,408	301,992
PNC Financial Services Group, Inc. (The)	10,580	764,617
PrivateBancorp, Inc.	20,912	456,300
Royal Bank of Canada	17,187	1,058,992
S&T Bancorp, Inc.	37,610	845,473
Societe Generale SA	15,691	687,162
Standard Chartered PLC	67,439	1,507,042
Sumitomo Mitsui Financial Group, Inc.	36,200	1,591,202
Susquehanna Bancshares, Inc.	113,042	1,425,460
Svenska Handelsbanken AB, Class A	17,066	732,055
S.Y. Bancorp, Inc.	13,651	362,434
Texas Capital Bancshares, Inc.(1)	25,443	1,121,527
Toronto-Dominion Bank (The)	11,425	972,096
U.S. Bancorp	22,773	822,789
UMB Financial Corp.	19,036	1,137,020
Umpqua Holdings Corp.	83,929	1,363,007
United Bankshares, Inc.	34,806	966,563
United Overseas Bank, Ltd.	37,000	575,308
Wells Fargo & Co.	66,552	2,733,956
Westpac Banking Corp.	54,020	1,499,587
Wintrust Financial Corp.	33,612	1,332,380

		$54,788,879

Commercial Services & Supplies — 1.0%
ADT Corp. (The)(1)	7,777	$309,758
Covanta Holding Corp.	18,160	383,721
De La Rue PLC	79,391	1,223,461
Heritage-Crystal Clean, Inc.(1)	19,980	303,496
Tetra Tech, Inc.(1)	67,780	1,544,028
US Ecology, Inc.	14,122	396,687
Waste Connections, Inc.	10,359	438,807

		$4,599,958

Security	Shares	Value

Communications Equipment — 0.9%
Cisco Systems, Inc.	77,707	$1,811,350
Motorola Solutions, Inc.	21,143	1,184,219
QUALCOMM, Inc.	19,306	1,279,602

		$4,275,171

Computers & Peripherals — 0.4%
EMC Corp.	39,287	$1,012,819
Wincor Nixdorf AG	16,087	1,009,265

		$2,022,084

Construction & Engineering — 2.3%
Argan, Inc.	15,893	$282,101
Comfort Systems USA, Inc.	26,237	396,179
Dycom Industries, Inc.(1)	16,843	427,981
EMCOR Group, Inc.	11,413	429,015
Granite Construction, Inc.	12,930	366,178
Layne Christensen Co.(1)	13,497	256,578
MasTec, Inc.(1)	45,436	1,444,865
MYR Group, Inc.(1)	13,983	306,507
NCC AB, Class B	57,361	1,499,420
Northwest Pipe Co.(1)	14,062	401,329
Orion Marine Group, Inc.(1)	35,048	344,171
Pike Electric Corp.	26,165	290,431
Primoris Services Corp.	44,036	989,929
Quanta Services, Inc.(1)	13,175	344,394
Tutor Perini Corp.(1)	62,087	1,190,829
URS Corp.	38,165	1,889,931

		$10,859,838

Consumer Finance — 0.5%
American Express Co.	11,985	$861,841
Capital One Financial Corp.	10,314	665,769
Discover Financial Services	14,814	699,962

		$2,227,572

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,238,323
Citigroup, Inc.	30,970	1,496,780
ING Groep NV(1)	63,236	688,489
JPMorgan Chase & Co.	45,020	2,274,861

		$5,698,453

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	90,326	$3,055,729
CenturyLink, Inc.	22,492	744,935
TELUS Corp.	29,006	890,035
Verizon Communications, Inc.	41,242	1,954,046

		$6,644,745

Electric Utilities — 1.8%
American Electric Power Co., Inc.	21,480	$919,344
Edison International	16,443	754,569
NextEra Energy, Inc.	27,152	2,181,935
Northeast Utilities	37,426	1,533,343
PPL Corp.	24,523	752,856
Southern Co. (The)	22,129	921,009
Xcel Energy, Inc.	46,661	1,302,775

		$8,365,831

Electrical Equipment — 1.6%
Acuity Brands, Inc.	5,746	$491,283
AZZ, Inc.	33,211	1,246,741
Babcock & Wilcox Co. (The)	12,786	396,238
Encore Wire Corp.	12,003	452,873
Generac Holdings, Inc.	11,974	474,051
Global Power Equipment Group, Inc.	20,332	377,769
Hubbell, Inc., Class B	4,842	490,785
Nexans SA	17,481	989,867
PowerSecure International, Inc.(1)	40,946	628,521
Rockwell Automation, Inc.	8,053	782,993
Roper Industries, Inc.	11,167	1,381,358

		$7,712,479

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	9,554	$723,907

		$723,907

Energy Equipment & Services — 0.1%
Cameron International Corp.(1)	7,591	$431,093

		$431,093

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	10,256	$1,147,339
CVS Caremark Corp.	29,261	1,698,601
Kesko Oyj, Class B	52,318	1,576,314
Kroger Co. (The)	31,164	1,140,602
Sysco Corp.	23,094	739,470

Security	Shares	Value

Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	33,750	$2,463,075
Walgreen Co.	20,715	995,770

		$9,761,171

Food Products — 2.7%
Bunge, Ltd.	15,833	$1,199,825
Campbell Soup Co.	48,820	2,108,047
ConAgra Foods, Inc.	33,513	1,133,410
General Mills, Inc.	23,510	1,159,513
Hershey Co. (The)	24,932	2,292,497
Kellogg Co.	17,937	1,088,955
Kraft Foods Group, Inc.	9,345	483,791
Nestle SA	49,212	3,220,640

		$12,686,678

Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	15,287	$1,063,364
Covidien PLC	11,394	676,803
Intuitive Surgical, Inc.(1)	1,645	635,825
Medtronic, Inc.	45,025	2,330,044
Zimmer Holdings, Inc.	12,788	1,011,403

		$5,717,439

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	24,035	$1,368,072
Cardinal Health, Inc.	17,166	863,107
Cigna Corp.	15,196	1,195,773
DaVita HealthCare Partners, Inc.(1)	8,341	896,741
McKesson Corp.	12,380	1,503,056
UnitedHealth Group, Inc.	21,515	1,543,486
WellPoint, Inc.	10,136	862,979

		$8,233,214

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	25,274	$912,139
Compass Group PLC	186,648	2,476,952
Domino’s Pizza Group PLC	89,360	784,459
Marriott International, Inc., Class A	20,326	812,837

		$4,986,387

Household Durables — 0.2%
JM AB	37,518	$965,436

		$965,436

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Household Products — 1.6%
Colgate-Palmolive Co.	21,646	$1,250,489
Kimberly-Clark Corp.	15,039	1,405,846
Procter & Gamble Co.	49,295	3,839,588
Reckitt Benckiser Group PLC	19,689	1,338,048

		$7,833,971

Industrial Conglomerates — 1.5%
3M Co.	25,712	$2,920,369
General Electric Co.	174,918	4,047,602

		$6,967,971

Insurance — 2.9%
ACE, Ltd.	7,500	$657,900
Aflac, Inc.	11,198	647,132
Allianz SE	11,999	1,719,056
Allstate Corp. (The)	14,644	701,740
Aon PLC	10,603	703,827
Assicurazioni Generali SpA	34,627	662,340
AXA SA	34,931	761,324
Chubb Corp.	7,775	646,647
Lancashire Holdings, Ltd.	80,825	900,947
Loews Corp.	14,594	648,849
Manulife Financial Corp.	45,316	743,005
Marsh & McLennan Cos., Inc.	17,369	716,124
Muenchener Rueckversicherungs-Gesellschaft AG	3,373	614,628
Power Financial Corp.	21,965	661,056
Prudential Financial, Inc.	11,557	865,388
Prudential PLC	41,262	690,150
Swiss Reinsurance Co., Ltd.(1)	8,344	639,433
Travelers Companies, Inc. (The)	8,169	652,703

		$13,632,249

Internet Software & Services — 0.4%
eBay, Inc.(1)	17,995	$899,570
Yahoo! Inc.(1)	44,381	1,203,613

		$2,103,183

IT Services — 3.4%
Accenture PLC, Class A	15,807	$1,142,056
Automatic Data Processing, Inc.	35,068	2,495,439
Cognizant Technology Solutions Corp., Class A(1)	9,524	698,109
Fidelity National Information Services, Inc.	20,781	923,923
Fiserv, Inc.(1)	18,228	1,754,809
International Business Machines Corp.	18,684	3,405,533

Security	Shares	Value

IT Services (continued)
MasterCard, Inc., Class A	2,516	$1,524,897
Paychex, Inc.	43,270	1,673,684
Visa, Inc., Class A	14,949	2,607,405

		$16,225,855

Leisure Equipment & Products — 0.2%
Mattel, Inc.	22,606	$915,543

		$915,543

Life Sciences Tools & Services — 0.4%
Gerresheimer AG	14,659	$884,583
Thermo Fisher Scientific, Inc.	10,245	910,063

		$1,794,646

Machinery — 3.4%
American Railcar Industries, Inc.	11,813	$417,826
Deere & Co.	10,909	912,429
Douglas Dynamics, Inc.	25,950	364,857
FreightCar America, Inc.	62,462	1,123,067
Georg Fischer AG(1)	3,171	1,718,350
Gildemeister AG	37,577	835,841
Greenbrier Cos., Inc.(1)	19,689	444,381
Ingersoll-Rand PLC	20,295	1,200,246
KUKA AG	19,168	805,457
L.B. Foster Co., Class A	6,296	267,076
Mueller Industries, Inc.	8,688	465,155
Mueller Water Products, Inc.	85,844	648,122
Oshkosh Corp.(1)	8,861	398,036
Pentair, Ltd.	3,732	224,330
Proto Labs, Inc.(1)	10,392	738,248
RBC Bearings, Inc.(1)	7,620	455,143
Standex International Corp.	6,345	338,759
Titan International, Inc.	98,892	1,606,006
Trimas Corp.(1)	15,820	555,915
Trinity Industries, Inc.	33,557	1,416,776
Wabash National Corp.(1)	115,914	1,207,824

		$16,143,844

Media — 2.4%
British Sky Broadcasting Group PLC	101,913	$1,325,177
Liberty Media Corp., Class A(1)	6,191	844,948
Naspers, Ltd., Class N	13,600	1,120,280
Omnicom Group, Inc.	21,256	1,289,176
Pearson PLC	47,413	933,805

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Media (continued)
Reed Elsevier PLC	118,222	$1,449,710
SES SA	62,794	1,843,149
Starz, Class A(1)	6,191	154,527
Thomson Reuters Corp.	44,973	1,473,909
Time Warner Cable, Inc.	7,712	827,883

		$11,262,564

Metals & Mining — 0.2%
Newmont Mining Corp.	13,543	$430,261
Nucor Corp.	15,912	723,837

		$1,154,098

Multi-Utilities — 1.1%
Consolidated Edison, Inc.	16,823	$945,957
Dominion Resources, Inc.	23,776	1,387,330
DTE Energy Co.	30,107	2,013,255
Sempra Energy	12,677	1,070,192

		$5,416,734

Multiline Retail — 0.4%
Marks & Spencer Group PLC	149,760	$1,094,793
Nordstrom, Inc.	17,742	988,762

		$2,083,555

Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.	7,925	$724,504
ConocoPhillips	42,618	2,825,573
EOG Resources, Inc.	5,526	867,858
Hess Corp.	4,965	371,630
Husky Energy, Inc.	12,977	366,899
Kinder Morgan, Inc.	39,388	1,493,987
Marathon Oil Corp.	18,459	635,543
Noble Energy, Inc.	11,064	679,662
Phillips 66	5,501	314,107
Suncor Energy, Inc.	14,563	490,826
Valero Energy Corp.	13,499	479,620

		$9,250,209

Paper & Forest Products — 0.2%
International Paper Co.	16,366	$772,639

		$772,639

Security	Shares	Value

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	10,663	$696,934
Kao Corp.	38,200	1,111,830

		$1,808,764

Pharmaceuticals — 3.1%
Actavis, Inc.(1)	12,689	$1,715,299
Allergan, Inc.	14,183	1,253,493
Astellas Pharma, Inc.	27,700	1,409,317
Daiichi Sankyo Co., Ltd.	50,500	863,929
Eli Lilly & Co.	23,683	1,217,306
Johnson & Johnson	38,255	3,305,615
Mallinckrodt PLC(1)	1,424	62,158
Mylan, Inc.(1)	36,788	1,300,088
Novo Nordisk A/S, Class B	5,592	934,958
Roche Holding AG PC	3,199	797,399
Sanofi	19,960	1,912,895

		$14,772,457

Professional Services — 0.2%
WS Atkins PLC	51,670	$942,562

		$942,562

Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	7,862	$546,330
AvalonBay Communities, Inc.	4,515	559,409
Boston Properties, Inc.	5,766	591,015
Eurocommercial Properties NV	38,669	1,443,570
HCP, Inc.	13,446	547,656
Land Securities Group PLC	45,629	623,491
Public Storage, Inc.	4,287	654,496
Unibail-Rodamco SE	2,561	575,019
Ventas, Inc.	9,415	586,178
Vornado Realty Trust	7,796	633,815
Wereldhave NV	21,970	1,463,305
Westfield Group	53,505	526,250

		$8,750,534

Real Estate Management & Development — 0.9%
Fabege AB	120,909	$1,258,091
Mitsubishi Estate Co., Ltd.	62,000	1,601,707
TAG Immobilien AG	124,345	1,452,499

		$4,312,297

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Road & Rail — 0.6%
Union Pacific Corp.	18,519	$2,843,407

		$2,843,407

Software — 1.2%
Intuit, Inc.	25,267	$1,605,212
Oracle Corp.	107,696	3,431,195
salesforce.com, inc.(1)	14,360	705,507

		$5,741,914

Specialty Retail — 0.2%
CST Brands, Inc.(1)	1,499	$44,220
Industria de Diseno Textil SA	5,459	721,777

		$765,997

Textiles, Apparel & Luxury Goods — 2.1%
Adidas AG	21,514	$2,275,924
Christian Dior SA	10,634	1,822,074
Compagnie Financiere Richemont SA, Class A	11,585	1,099,755
Gerry Weber International AG	19,714	885,745
Luxottica Group SpA	16,125	840,026
LVMH Moet Hennessy Louis Vuitton SA	13,202	2,313,027
Swatch Group, Ltd. (The)	7,765	777,127

		$10,013,678

Thrifts & Mortgage Finance — 1.0%
Brookline Bancorp, Inc.	125,041	$1,131,621
Northwest Bancshares, Inc.	101,055	1,348,074
Oritani Financial Corp.	79,236	1,228,950
Provident Financial Services, Inc.	54,843	887,360

		$4,596,005

Tobacco — 1.6%
Altria Group, Inc.	45,497	$1,541,438
British American Tobacco PLC	38,455	1,944,463
Imperial Tobacco Group PLC	18,658	616,911
Philip Morris International, Inc.	25,521	2,129,472
Reynolds American, Inc.	29,567	1,408,276

		$7,640,560

Trading Companies & Distributors — 0.1%
Fastenal Co.	13,918	$612,253

		$612,253

Security	Shares	Value

Wireless Telecommunication Services — 1.0%
China Mobile, Ltd.	72,000	$775,995
KDDI Corp.	23,800	1,131,414
MTN Group, Ltd.	38,900	710,553
Rogers Communications Inc., Class B	16,656	657,669
SoftBank Corp.	23,200	1,447,358

		$4,722,989

Total Common Stocks (identified cost $306,500,782)		$360,416,168

Exchange-Traded Funds — 6.1%

Security	Shares	Value

Equity Funds — 6.1%
Consumer Discretionary Select Sector SPDR Fund (The)	369,124	$21,291,072
Vanguard Extended Market Index Fund ETF	104,905	7,618,201

Total Exchange-Traded Funds (identified cost $21,764,618)		$28,909,273

Rights(1) — 0.0%(2)

Security	Shares	Value
Gildemeister AG, Exp. 9/12/13	37,577	$27,812

Total Rights (identified cost $0)		$27,812

Short-Term Investments — 16.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$80,082	$80,081,626

Total Short-Term Investments (identified cost $80,081,626)		$80,081,626

Total Investments — 98.6% (identified cost $408,347,026)		$469,434,879

Other Assets, Less Liabilities — 1.4%		$6,748,229

Net Assets — 100.0%		$476,183,108

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Portfolio of Investments — continued

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	51.0%	$242,741,806
United Kingdom	5.4	25,754,296
Japan	3.7	17,798,368
Germany	2.9	13,644,374
Canada	2.1	10,063,768
Switzerland	2.1	9,847,762
France	2.0	9,666,769
Sweden	1.1	5,215,510
Australia	1.0	4,544,325
Netherlands	0.9	4,387,427
Ireland	0.6	3,081,263
Luxembourg	0.4	1,843,149
South Africa	0.4	1,830,833
Singapore	0.4	1,760,390
Finland	0.3	1,576,314
Italy	0.3	1,502,366
Spain	0.3	1,368,694
Denmark	0.2	934,958
Israel	0.2	918,471
China	0.2	775,995
Bermuda	0.1	719,259
Brazil	0.1	440,071

Common Stocks	75.7%	$360,416,168
Exchange-Traded Funds	6.1	28,909,273
Rights	0.0 (1)	27,812
Short-Term Investments	16.8	80,081,626

Total Investments	98.6%	$469,434,879

(1)	Amount is less than 0.05%.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Unaffiliated investments, at value (identified cost, $328,265,400)	$389,353,253
Affiliated investment, at value (identified cost, $80,081,626)	80,081,626
Restricted cash*	4,412,000
Foreign currency, at value (identified cost, $75,999)	74,616
Dividends receivable	686,157
Interest receivable from affiliated investment	6,420
Receivable for Fund shares sold	3,476,015
Tax reclaims receivable	128,141
Total assets	$478,218,228

Liabilities
Payable for variation margin on open financial futures contracts	$749,800
Payable for Fund shares redeemed	682,708
Payable to affiliates:
Investment adviser and administration fee	363,082
Distribution and service fees	108,854
Accrued expenses	130,676
Total liabilities	$2,035,120
Net Assets	$476,183,108

Sources of Net Assets
Paid-in capital	$448,704,339
Accumulated net realized loss	(34,570,632)
Accumulated undistributed net investment income	1,800,524
Net unrealized appreciation	60,248,877
Total	$476,183,108

Class A Shares
Net Assets	$132,449,966
Shares Outstanding	10,510,067
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.60
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.37

Class C Shares
Net Assets	$95,752,337
Shares Outstanding	7,664,383
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$12.49

Class I Shares
Net Assets	$247,980,805
Shares Outstanding	19,649,298
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends (net of foreign taxes, $177,400)	$8,178,193
Interest allocated from affiliated investment	31,609
Expenses allocated from affiliated investment	(4,246)
Total investment income	$8,205,556

Expenses
Investment adviser and administration fee	$3,143,539
Distribution and service fees
Class A	262,851
Class C	736,622
Trustees’ fees and expenses	14,429
Custodian fee	169,935
Transfer and dividend disbursing agent fees	251,911
Legal and accounting services	51,374
Printing and postage	30,819
Registration fees	56,613
Miscellaneous	25,565
Total expenses	$4,743,658
Deduct —
Reduction of custodian fee	$5
Total expense reductions	$5

Net expenses	$4,743,653

Net investment income	$3,461,903

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,793,877
Investment transactions allocated from affiliated investment	757
Financial futures contracts	2,371,622
Foreign currency transactions	(155,815)
Net realized gain	$16,010,441
Change in unrealized appreciation (depreciation) —
Investments	$31,349,220
Financial futures contracts	(833,868)
Foreign currency	(1,877)
Net change in unrealized appreciation (depreciation)	$30,513,475

Net realized and unrealized gain	$46,523,916

Net increase in net assets from operations	$49,985,819

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$3,461,903	$3,215,937
Net realized gain (loss) from investment transactions, financial futures contracts and foreign currency transactions	16,010,441	(21,316,840)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	30,513,475	45,232,587
Net increase in net assets from operations	$49,985,819	$27,131,684
Distributions to shareholders —
From net investment income
Class A	$(1,085,943)	$(547,555)
Class C	(219,855)	—
Class I	(2,008,403)	(1,417,663)
Total distributions to shareholders	$(3,314,201)	$(1,965,218)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$65,881,566	$24,704,296
Class C	36,639,674	8,867,076
Class I	132,016,047	40,105,056
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	639,041	328,490
Class C	63,243	—
Class I	338,902	122,837
Cost of shares redeemed
Class A	(38,496,275)	(53,235,164)
Class C	(17,324,004)	(30,115,424)
Class I	(52,458,493)	(131,653,868)
Net increase (decrease) in net assets from Fund share transactions	$127,299,701	$(140,876,701)

Net increase (decrease) in net assets	$173,971,319	$(115,710,235)

Net Assets
At beginning of year	$302,211,789	$417,922,024
At end of year	$476,183,108	$302,211,789

Accumulated undistributed net investment income included in net assets
At end of year	$1,800,524	$1,832,285

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Financial Highlights

	Class A
	Year Ended August 31,		Period Ended August 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$10.850	$9.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.124	$0.102	$0.047
Net realized and unrealized gain (loss)	1.755	0.836	(0.077)

Total income (loss) from operations	$1.879	$0.938	$(0.030)

Less Distributions
From net investment income	$(0.129)	$(0.058)	$—

Total distributions	$(0.129)	$(0.058)	$—

Net asset value — End of period	$12.600	$10.850	$9.970

Total Return(3)	17.47%	9.46%	(0.30	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132,450	$90,061	$110,839
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.32%	1.35%	1.43	%(6)
Net investment income	1.04%	1.00%	0.49	%(6)
Portfolio Turnover	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Financial Highlights — continued

	Class C
	Year Ended August 31,		Period Ended August 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$10.750	$9.890	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.034	$0.025	$(0.026)
Net realized and unrealized gain (loss)	1.744	0.835	(0.084)

Total income (loss) from operations	$1.778	$0.860	$(0.110)

Less Distributions
From net investment income	$(0.038)	$—	$—

Total distributions	$(0.038)	$—	$—

Net asset value — End of period	$12.490	$10.750	$9.890

Total Return(3)	16.58%	8.70%	(1.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,752	$66,254	$81,599
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.07%	2.10%	2.18	%(6)
Net investment income (loss)	0.29%	0.25%	(0.27	)%(6)
Portfolio Turnover	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Financial Highlights — continued

	Class I
	Year Ended August 31,		Period Ended August 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$10.860	$9.990	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.151	$0.126	$0.067
Net realized and unrealized gain (loss)	1.765	0.828	(0.077)

Total income (loss) from operations	$1.916	$0.954	$(0.010)

Less Distributions
From net investment income	$(0.156)	$(0.084)	$—

Total distributions	$(0.156)	$(0.084)	$—

Net asset value — End of period	$12.620	$10.860	$9.990

Total Return(3)	17.84%	9.63%	(0.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247,981	$145,897	$225,484
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.07%	1.10%	1.18	%(6)
Net investment income	1.26%	1.24%	0.70	%(6)
Portfolio Turnover	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income tax is necessary. The Fund also seeks to avoid payment of federal excise tax.

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

At August 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $35,425,040 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of August 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2013 and August 31, 2012 was as follows:

	Year Ended August 31,
	2013	2012

Distributions declared from:
Ordinary income	$3,314,201	$1,965,218

During the year ended August 31, 2013, accumulated net realized loss was decreased by $183,825, accumulated undistributed net investment income was decreased by $179,463 and paid-in capital was decreased by $4,362 due to differences between book and tax accounting, primarily for non-deductible expenses, investments in partnerships, distributions from real estate investment trusts and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$1,800,524
Deferred capital losses	$(35,425,040)
Net unrealized appreciation	$61,103,285

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to futures contracts, wash sales and investments in partnerships.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2013, the investment adviser and administration fee amounted to $3,143,539 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended August 31, 2013, EVM earned $1,900 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $110,373 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2013 amounted to $262,851 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2013, the Fund paid or accrued to EVD $552,467 for Class C shares.

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2013 amounted to $184,155 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended August 31, 2013, the Fund was informed that EVD received approximately $14,000 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $196,869,685 and $150,332,370, respectively, for the year ended August 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Class A	2013	2012

Sales	5,426,967	2,440,973
Issued to shareholders electing to receive payments of distributions in Fund shares	57,365	33,383
Redemptions	(3,276,744)	(5,289,365)

Net increase (decrease)	2,207,588	(2,815,009)

	Year Ended August 31,
Class C	2013	2012

Sales	2,995,519	873,985
Issued to shareholders electing to receive payments of distributions in Fund shares	5,698	—
Redemptions	(1,501,748)	(2,955,850)

Net increase (decrease)	1,499,469	(2,081,865)

	Year Ended August 31,
Class I	2013	2012

Sales	10,726,753	3,950,434
Issued to shareholders electing to receive payments of distributions in Fund shares	30,422	12,484
Redemptions	(4,538,857)	(13,112,471)

Net increase (decrease)	6,218,318	(9,149,553)

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$408,326,486

Gross unrealized appreciation	$64,222,753
Gross unrealized depreciation	(3,114,360)

Net unrealized appreciation	$61,108,393

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

9/13	240 E-mini MSCI EAFE Index	Long	$20,229,852	$20,300,400	$70,548
9/13	340 E-mini S&P 500 Index	Long	28,038,406	27,732,100	(306,306)
9/13	430 Nikkei 225 Index	Long	29,257,610	28,659,500	(598,110)

					$(833,868)

At August 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$70,548	(1)	$(904,416	)(1)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

24

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended August 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$2,371,622	(1)	$(833,868	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended August 31, 2013, which is indicative of the volume of this derivative type, was approximately $19,711,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($750 million effective September 9, 2013) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

At August 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$9,353,395	$32,800,541		$—	$42,153,936
Consumer Staples	35,672,329	13,304,560		—	48,976,889
Energy	9,681,302	—		—	9,681,302
Financials	68,331,117	32,138,615		—	100,469,732
Health Care	30,319,097	6,803,081		—	37,122,178
Industrials	49,215,104	8,014,958		—	57,230,062
Information Technology	30,082,849	1,009,265		—	31,092,114
Materials	6,773,566	1,766,090		—	8,539,656
Telecommunication Services	7,302,414	4,065,320		—	11,367,734
Utilities	13,782,565	—		—	13,782,565

Total Common Stocks	$260,513,738	$99,902,430	*	$—	$360,416,168

Exchange-Traded Funds	$28,909,273	$—		$—	$28,909,273
Rights	27,812	—		—	27,812
Short-Term Investments	—	80,081,626		—	80,081,626

Total Investments	$289,450,823	$179,984,056		$—	$469,434,879

Futures Contracts	$70,548	$—		$—	$70,548

Total	$289,521,371	$179,984,056		$—	$469,505,427

Liability Description

Futures Contracts	$(904,416)	$—		$—	$(904,416)

Total	$(904,416)	$—		$—	$(904,416)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

26

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein Equity Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, October 12, 2010, to August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Richard Bernstein Equity Strategy Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, October 12, 2010, to August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

27

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  The Fund designates approximately $8,091,162, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

28

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Richard Bernstein Advisors LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

30

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 189 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

32

Eaton Vance

Richard Bernstein Equity Strategy Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective October 1, 2013, Mr. Swaffield was elected President of the Trust.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4887-10/13	RBMMESRC

Eaton Vance

Richard Bernstein All Asset

Strategy Fund

Annual Report

August 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2013

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Board of Trustees’ Contract Approval	30

Management and Organization	33

Important Notices	36

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most major stock markets worldwide recorded strong gains for the 12-month period ended August 31, 2013.

In the United States, stocks started the period on the upswing before retreating in the final months of 2012 amid the presidential election and fears of a post-election political deadlock on tax and spending policies. With the apparent resolution of the so-called “fiscal cliff” budget negotiations in January 2013, U.S. stocks began a sustained rise that gained momentum on positive economic news. A succession of encouraging reports, ranging from U.S. housing to retail sales, helped power domestic stock indexes to record highs in May 2013. In June 2013, however, U.S. equities faltered following the U.S. Federal Reserve’s (the Fed) announcement that a key component of its economic stimulus effort might be scaled back in late 2013. Investors feared a stimulus pullback could end stocks’ long rise and slow the U.S. economic recovery. Stocks subsequently rebounded before pulling back in the final month of the period due to geopolitical tensions and continued concern about possible Fed action.

Overseas, most equity markets also delivered healthy double-digit returns for the 12-month period. After following a seesaw pattern early in the period, international stocks began a sustained upturn in January 2013, as markets overcame concerns about slower growth in China. One exception to this strong performance was emerging markets, which lagged during the period.

Despite late-period volatility, global equity indexes recorded solid gains for the period. The MSCI All Country World Index2 rose 15.48%. The S&P 500 Index gained 18.70%. The FTSE Eurotop 100 Index added 18.38%, while the broader-based MSCI EAFE Index rose 18.66%. Reflecting the more challenging environment for emerging-market equities, the

MSCI Emerging Markets Index recorded a 0.54% advance for the period. The MSCI China Index, however, added 14.07%, as China regained some economic momentum during the 12-month period.

On the fixed-income side, global interest rates remained at historic lows for much of the 12-month period. In May and June 2013, U.S. and overseas interest rates turned higher on signs of an improving U.S. economy and then in reaction to the Fed’s announcement regarding scaling back economic stimulus. Rates continued to rise for the rest of the period, causing U.S. bond prices to fall. The Fund’s primary benchmark, the Barclay’s U.S. Aggregate Bond Index (the Index), a broad measure of the U.S. investment-grade bond market, had a total return of -2.47% for the 12-month period.

Fund Performance

For the 12-month period ended August 31, 2013, the Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) had a total return of 6.13% for Class A shares at net asset value (NAV), outperforming the Index.

The Fund outperformed the Index primarily due to its underweight in fixed-income assets and its significant allocation to U.S. equities. The Fund’s U.S. equity weighting and its limited exposure to emerging markets were the biggest contributors to relative performance as emerging-market economies struggled throughout the 12-month period. Within the equity portion of the Fund’s portfolio, all 10 of the economic sectors in which the Fund was invested delivered positive absolute returns for the 12-month period. Industrials and health care were the Fund’s strongest-performing sectors on an absolute basis. The Fund’s exchange-traded fund (ETF) investments in the consumer discretionary sector and in small-cap stocks also contributed to the Fund’s absolute performance.

On a geographic basis, within the U.S. equity market, the Fund focused early in the period on defensive sectors such as health care and consumer staples. In December 2012, amid signs of an improving global economy, management cut back slightly on U.S. stocks in favor of Japanese equities, which helped Fund performance versus the Index for the period. In addition, management reallocated some of the Fund’s U.S. holdings from defensive sectors to more cyclical ones. At the same time, management added to the Fund’s U.S. small-cap stock exposure, further aiding performance versus the Index for the period.

In 2013, management increased the Fund’s holdings in Japan following the election of a new Japanese government. In addition, within the Fund’s U.S. allocation, management added to positions in stocks of several small- to mid-cap industrial companies based on mounting evidence of a revived U.S. manufacturing sector. Both of these latter moves also benefited the Fund’s performance versus the Index for the 12-month period.

Among the Fund’s weakest-performing equity sectors on an absolute basis for the period were utilities and information technology.

The fixed-income portion of the portfolio detracted from the Fund’s performance versus the Index for the period, particularly the Fund’s holdings in intermediate-term U.S. Treasuries and in a high-yield municipal bond ETF. Partially offsetting this negative effect, management decreased the Fund’s fixed-income allocation in favor of equities during the period.

In general, amid an improving global economy marked by sharp differences between developed and emerging markets, management believes that the Fund’s “go anywhere” strategy allowed it to make investment decisions that led to outperformance versus the Index for the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Performance2,3

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	6.13%	—	8.99%
Class A with 5.75% Maximum Sales Charge	—	—	–0.00 *	—	5.69
Class C at NAV	09/30/2011	09/30/2011	5.24	—	8.14
Class C with 1% Maximum Sales Charge	—	—	4.24	—	8.14
Class I at NAV	09/30/2011	09/30/2011	6.39	—	9.25
Barclays U.S. Aggregate Bond Index	—	—	–2.47%	4.92%	1.25%
MSCI All Country World Index	—	—	15.48	3.82	17.11

*Amount is less than –0.005%.

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			2.01%	2.76%	1.76%
Net			1.46	2.21	1.21

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2011	$11,624	N.A.
Class I	$250,000	09/30/2011	$296,350	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Fund Profile

Country Allocation (% of net assets)5,6

Asset Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)[6,7]

Market Vectors High-Yield Municipal Index ETF	7.0%

E-mini S&P 500 Index Futures Contracts	6.0

E-mini MSCI EAFE Index Futures Contracts	4.5

Nikkei 225 Index Futures Contracts	3.3

U.S. Treasury Note, 1.625%, 8/15/22	2.7

Consumer Discretionary Select Sector SPDR Fund (The)	2.5

iShares iBoxx $ Investment Grade Corporate Bond ETF[8]	2.2

U.S. Treasury Note, 1.625%, 11/15/22	2.2

U.S. Treasury Note, 2.125%, 8/15/21	2.0

U.S. Treasury Note, 2.625%, 8/15/20	1.6
Total	34.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI China Index is designed to measure the large- and mid-cap segments of the Chinese equity market and is part of the broader MSCI Emerging Markets Index. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/13. Without the reimbursement, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Includes derivatives based on their notional value.

[7]	Excludes cash and cash equivalents.

[8]

iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in an iShares fund.

Fund profile subject to change due to active management.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 – August 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During Period* (3/1/13 – 8/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,012.20	$7.15	**	1.41%
Class C	$1,000.00	$1,007.90	$10.88	**	2.15%
Class I	$1,000.00	$1,013.10	$5.99	**	1.18%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.17	**	1.41%
Class C	$1,000.00	$1,014.40	$10.92	**	2.15%
Class I	$1,000.00	$1,019.30	$6.01	**	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2013. The expense ratios do not reflect the expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments

Common Stocks — 45.0%

Security	Shares	Value

Aerospace & Defense — 0.3%
Honeywell International, Inc.	1,558	$123,970
Precision Castparts Corp.	387	81,750
United Technologies Corp.	1,643	164,464

		$370,184

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	3,721	$318,443

		$318,443

Auto Components — 1.0%
Bridgestone Corp.	8,700	$283,957
Compagnie Generale des Etablissements Michelin, Class B	1,600	153,145
Delphi Automotive PLC	5,997	329,955
Leoni AG	5,019	275,484

		$1,042,541

Automobiles — 0.6%
Bayerische Motoren Werke AG	2,846	$268,246
Toyota Motor Corp.	7,300	439,105

		$707,351

Beverages — 1.1%
Asahi Group Holdings, Ltd.	7,500	$185,559
Coca-Cola Co. (The)	9,405	359,083
Diageo PLC	5,028	154,090
Kirin Holdings Co., Ltd.	12,000	164,063
PepsiCo, Inc.	3,939	314,056

		$1,176,851

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc.(1)	850	$91,596
Amgen, Inc.	2,874	313,094
Biogen Idec, Inc.(1)	841	179,150
Celgene Corp.(1)	1,002	140,260
Gilead Sciences, Inc.(1)	2,946	177,555

		$901,655

Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)	1,733	$51,539
BlackRock, Inc.	213	55,448
Credit Suisse Group AG(1)	6,257	180,354
Franklin Resources, Inc.	1,011	46,668

Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The)	373	$56,745
Invesco, Ltd.	1,683	51,096
Morgan Stanley	2,374	61,154
Northern Trust Corp.	909	49,877
State Street Corp.	943	62,917
T. Rowe Price Group, Inc.	670	46,994

		$662,792

Chemicals — 0.7%
CF Industries Holdings, Inc.	217	$41,304
Ecolab, Inc.	1,884	172,103
Frutarom Industries, Ltd.	8,000	130,511
LyondellBasell Industries NV, Class A	797	55,909
Monsanto Co.	1,067	104,449
Sherwin-Williams Co. (The)	289	49,824
Victrex PLC	7,849	190,722

		$744,822

Commercial Banks — 6.5%
Associated Banc-Corp.	1,189	$18,965
Australia and New Zealand Banking Group, Ltd.	6,327	166,109
Banco Bilbao Vizcaya Argentaria SA	28,423	271,624
Banco Bradesco SA, PFC Shares	5,449	63,284
Bank of Montreal	2,052	128,793
Bank of Nova Scotia (The)	2,814	156,289
Bank of the Ozarks, Inc.	3,483	158,059
Bryn Mawr Bank Corp.	1,186	29,899
Canadian Imperial Bank of Commerce	1,650	128,861
Chemical Financial Corp.	476	12,966
City Holding Co.	2,957	120,793
Columbia Banking System, Inc.	3,179	73,753
Commonwealth Bank of Australia	2,457	158,511
Community Bank System, Inc.	2,106	70,003
DBS Group Holdings, Ltd.	8,000	98,812
F.N.B. Corp.	13,730	165,721
First Commonwealth Financial Corp.	3,968	29,085
First Financial Bancorp	3,240	48,600
First Financial Bankshares, Inc.	2,849	163,817
First Financial Corp.	894	27,195
First Merchants Corp.	1,870	31,940
First Midwest Bancorp, Inc.	17,213	258,711
FirstMerit Corp.	4,036	85,402
Fulton Financial Corp.	2,712	32,788
German American Bancorp, Inc.	1,214	28,978
Glacier Bancorp, Inc.	10,371	244,756

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Commercial Banks (continued)
HSBC Holdings PLC	50,792	$531,790
Huntington Bancshares, Inc.	2,399	19,768
Lakeland Financial Corp.	1,065	33,122
MB Financial, Inc.	2,618	70,660
National Bank of Canada	1,003	77,694
National Penn Bancshares, Inc.	19,246	193,230
Nordea Bank AB	15,825	183,991
Old National Bancorp	11,039	145,052
Oversea-Chinese Banking Corp., Ltd.	12,000	92,778
PacWest Bancorp	3,151	104,771
Park National Corp.	668	50,828
Peoples Bancorp, Inc.	1,268	26,577
PNC Financial Services Group, Inc. (The)	767	55,431
PrivateBancorp, Inc.	1,043	22,758
Royal Bank of Canada	2,961	182,445
S&T Bancorp, Inc.	2,914	65,507
Societe Generale SA	3,707	162,342
Standard Chartered PLC	7,589	169,589
Sumitomo Mitsui Financial Group, Inc.	4,400	193,406
Susquehanna Bancshares, Inc.	15,528	195,808
Svenska Handelsbanken AB, Class A	4,294	184,193
S.Y. Bancorp, Inc.	1,185	31,462
Texas Capital Bancshares, Inc.(1)	3,170	139,734
Toronto-Dominion Bank (The)	2,053	174,679
U.S. Bancorp	1,774	64,095
UMB Financial Corp.	1,836	109,664
Umpqua Holdings Corp.	10,453	169,757
United Bankshares, Inc.	4,166	115,690
United Overseas Bank, Ltd.	6,000	93,293
Wells Fargo & Co.	7,743	318,082
Westpac Banking Corp.	6,582	182,715
Wintrust Financial Corp.	5,352	212,153

		$7,146,778

Commercial Services & Supplies — 0.7%
ADT Corp. (The)(1)	684	$27,244
Covanta Holding Corp.	885	18,700
De La Rue PLC	21,945	338,185
Heritage-Crystal Clean, Inc.(1)	1,713	26,021
Tetra Tech, Inc.(1)	10,707	243,905
US Ecology, Inc.	1,148	32,247
Waste Connections, Inc.	507	21,477

		$707,779

Security	Shares	Value

Communications Equipment — 0.4%
Cisco Systems, Inc.	9,699	$226,084
Motorola Solutions, Inc.	1,873	104,907
QUALCOMM, Inc.	2,162	143,297

		$474,288

Computers & Peripherals — 0.4%
EMC Corp.	5,357	$138,103
Wincor Nixdorf AG	4,553	285,646

		$423,749

Construction & Engineering — 1.4%
Argan, Inc.	1,382	$24,530
Comfort Systems USA, Inc.	2,286	34,519
Dycom Industries, Inc.(1)	3,605	91,603
EMCOR Group, Inc.	4,627	173,929
Granite Construction, Inc.	639	18,096
Layne Christensen Co.(1)	1,159	22,033
MasTec, Inc.(1)	2,895	92,061
MYR Group, Inc.(1)	1,210	26,523
NCC AB, Class B	7,766	203,004
Northwest Pipe Co.(1)	1,227	35,019
Orion Marine Group, Inc.(1)	7,402	72,688
Pike Electric Corp.	5,931	65,834
Primoris Services Corp.	11,169	251,079
Quanta Services, Inc.(1)	660	17,252
Tutor Perini Corp.(1)	4,604	88,305
URS Corp.	5,848	289,593

		$1,506,068

Consumer Finance — 0.3%
American Express Co.	932	$67,020
Capital One Financial Corp.	1,657	106,960
Discover Financial Services	2,393	113,069

		$287,049

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	1,374	$152,816
Citigroup, Inc.	2,714	131,168
ING Groep NV(1)	22,644	246,539
JPMorgan Chase & Co.	3,796	191,812

		$722,335

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	10,398	$351,764
CenturyLink, Inc.	2,056	68,095
TELUS Corp.	3,960	121,511
Verizon Communications, Inc.	5,591	264,901

		$806,271

Electric Utilities — 1.0%
American Electric Power Co., Inc.	2,765	$118,342
Edison International	2,213	101,555
NextEra Energy, Inc.	3,254	261,491
Northeast Utilities	5,851	239,716
PPL Corp.	2,832	86,942
Southern Co. (The)	2,399	99,846
Xcel Energy, Inc.	7,618	212,695

		$1,120,587

Electrical Equipment — 1.0%
Acuity Brands, Inc.	291	$24,880
AZZ, Inc.	5,720	214,729
Babcock & Wilcox Co. (The)	1,029	31,889
Encore Wire Corp.	589	22,223
Generac Holdings, Inc.	4,875	193,001
Global Power Equipment Group, Inc.	2,778	51,615
Hubbell, Inc., Class B	712	72,168
Nexans SA	2,509	142,073
PowerSecure International, Inc.(1)	5,762	88,447
Rockwell Automation, Inc.	601	58,435
Roper Industries, Inc.	1,484	183,571

		$1,083,031

Electronic Equipment, Instruments & Components — 0.0%(2)
Amphenol Corp., Class A	685	$51,902

		$51,902

Energy Equipment & Services — 0.1%
Cameron International Corp.(1)	976	$55,427

		$55,427

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	1,115	$124,735
CVS Caremark Corp.	3,024	175,543
Kesko Oyj, Class B	12,445	374,961
Kroger Co. (The)	3,948	144,497
Sysco Corp.	3,059	97,949

Security	Shares	Value

Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	4,087	$298,269
Walgreen Co.	1,750	84,123

		$1,300,077

Food Products — 1.4%
Bunge, Ltd.	2,102	$159,290
Campbell Soup Co.	6,523	281,663
ConAgra Foods, Inc.	2,877	97,300
General Mills, Inc.	2,468	121,722
Hershey Co. (The)	3,240	297,918
Kellogg Co.	2,368	143,761
Kraft Foods Group, Inc.	654	33,858
Nestle SA	5,663	370,610

		$1,506,122

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	1,933	$134,459
Covidien PLC	1,278	75,913
Intuitive Surgical, Inc.(1)	150	57,978
Medtronic, Inc.	4,670	241,673
Zimmer Holdings, Inc.	1,721	136,114

		$646,137

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	2,299	$130,859
Cardinal Health, Inc.	2,318	116,549
Cigna Corp.	2,000	157,380
DaVita HealthCare Partners, Inc.(1)	1,113	119,659
McKesson Corp.	1,534	186,243
UnitedHealth Group, Inc.	2,899	207,974
WellPoint, Inc.	1,500	127,710

		$1,046,374

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	4,508	$162,694
Compass Group PLC	23,428	310,906
Domino’s Pizza Group PLC	22,664	198,959
Marriott International, Inc., Class A	1,557	62,264

		$734,823

Household Durables — 0.3%
JM AB	11,259	$289,723

		$289,723

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Household Products — 0.9%
Colgate-Palmolive Co.	2,802	$161,872
Kimberly-Clark Corp.	2,375	222,015
Procter & Gamble Co.	5,713	444,986
Reckitt Benckiser Group PLC	2,535	172,276

		$1,001,149

Industrial Conglomerates — 0.7%
3M Co.	2,547	$289,288
General Electric Co.	20,431	472,774

		$762,062

Insurance — 1.7%
ACE, Ltd.	540	$47,369
Aflac, Inc.	1,768	102,173
Allianz SE	1,414	202,579
Allstate Corp. (The)	1,066	51,083
Aon PLC	1,407	93,396
Assicurazioni Generali SpA	8,660	165,647
AXA SA	7,631	166,318
Chubb Corp.	563	46,825
Lancashire Holdings, Ltd.	18,165	202,483
Loews Corp.	1,054	46,861
Manulife Financial Corp.	3,269	53,599
Marsh & McLennan Cos., Inc.	1,253	51,661
Muenchener Rueckversicherungs-Gesellschaft AG	940	171,287
Power Financial Corp.	1,574	47,371
Prudential Financial, Inc.	842	63,049
Prudential PLC	10,379	173,600
Swiss Reinsurance Co., Ltd.(1)	2,307	176,794
Travelers Companies, Inc. (The)	584	46,661

		$1,908,756

Internet Software & Services — 0.2%
eBay, Inc.(1)	2,117	$105,829
Yahoo! Inc.(1)	4,036	109,456

		$215,285

IT Services — 1.7%
Accenture PLC, Class A	2,069	$149,485
Automatic Data Processing, Inc.	3,564	253,614
Cognizant Technology Solutions Corp., Class A(1)	721	52,849
Fidelity National Information Services, Inc.	2,617	116,352
Fiserv, Inc.(1)	2,365	227,679
International Business Machines Corp.	2,123	386,959

Security	Shares	Value

IT Services (continued)
MasterCard, Inc., Class A	292	$176,975
Paychex, Inc.	5,707	220,747
Visa, Inc., Class A	1,801	314,131

		$1,898,791

Leisure Equipment & Products — 0.1%
Mattel, Inc.	3,156	$127,818

		$127,818

Life Sciences Tools & Services — 0.4%
Gerresheimer AG	4,775	$288,143
Thermo Fisher Scientific, Inc.	1,126	100,022

		$388,165

Machinery — 2.6%
American Railcar Industries, Inc.	5,527	$195,490
Deere & Co.	1,930	161,425
Douglas Dynamics, Inc.	5,026	70,666
FreightCar America, Inc.	2,871	51,621
Georg Fischer AG(1)	427	231,389
Gildemeister AG	8,739	194,385
Greenbrier Cos., Inc.(1)	8,807	198,774
Ingersoll-Rand PLC	1,720	101,721
KUKA AG	4,359	183,169
L.B. Foster Co., Class A	524	22,228
Mueller Industries, Inc.	3,605	193,012
Mueller Water Products, Inc.	12,080	91,204
Oshkosh Corp.(1)	774	34,768
Pentair, Ltd.	328	19,716
Proto Labs, Inc.(1)	1,462	103,861
RBC Bearings, Inc.(1)	1,144	68,331
Standex International Corp.	1,275	68,072
Titan International, Inc.	15,366	249,544
Trimas Corp.(1)	4,765	167,442
Trinity Industries, Inc.	6,186	261,173
Wabash National Corp.(1)	21,389	222,873

		$2,890,864

Media — 1.7%
British Sky Broadcasting Group PLC	23,580	$306,611
Liberty Media Corp., Class A(1)	914	124,743
Naspers, Ltd., Class N	2,037	167,795
Omnicom Group, Inc.	1,840	111,596
Pearson PLC	10,423	205,282

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Media (continued)
Reed Elsevier PLC	23,837	$292,304
SES SA	10,484	307,730
Starz, Class A(1)	455	11,357
Thomson Reuters Corp.	6,899	226,102
Time Warner Cable, Inc.	958	102,841

		$1,856,361

Metals & Mining — 0.1%
Newmont Mining Corp.	2,243	$71,260
Nucor Corp.	1,769	80,472

		$151,732

Multi-Utilities — 0.6%
Consolidated Edison, Inc.	1,651	$92,836
Dominion Resources, Inc.	4,038	235,617
DTE Energy Co.	3,647	243,875
Sempra Energy	1,434	121,058

		$693,386

Multiline Retail — 0.3%
Marks & Spencer Group PLC	32,037	$234,201
Nordstrom, Inc.	2,459	137,040

		$371,241

Oil, Gas & Consumable Fuels — 0.9%
Anadarko Petroleum Corp.	914	$83,558
ConocoPhillips	4,977	329,975
EOG Resources, Inc.	555	87,163
Hess Corp.	239	17,889
Husky Energy, Inc.	1,965	55,557
Kinder Morgan, Inc.	3,583	135,903
Marathon Oil Corp.	2,045	70,409
Noble Energy, Inc.	1,300	79,859
Phillips 66	184	10,506
Suncor Energy, Inc.	1,476	49,747
Valero Energy Corp.	1,498	53,224

		$973,790

Paper & Forest Products — 0.1%
International Paper Co.	1,176	$55,519

		$55,519

Security	Shares	Value

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,479	$96,667
Kao Corp.	6,900	200,828

		$297,495

Pharmaceuticals — 1.7%
Actavis, Inc.(1)	1,752	$236,835
Allergan, Inc.	1,913	169,071
Astellas Pharma, Inc.	4,500	228,951
Daiichi Sankyo Co., Ltd.	4,600	78,695
Eli Lilly & Co.	2,500	128,500
Johnson & Johnson	4,022	347,541
Mallinckrodt PLC(1)	159	6,940
Mylan, Inc.(1)	4,910	173,519
Novo Nordisk A/S, Class B	721	120,548
Roche Holding AG PC	358	89,237
Sanofi	2,537	243,137

		$1,822,974

Professional Services — 0.3%
WS Atkins PLC	15,944	$290,850

		$290,850

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	779	$54,133
AvalonBay Communities, Inc.	743	92,057
Boston Properties, Inc.	916	93,890
Eurocommercial Properties NV	7,524	280,882
HCP, Inc.	2,078	84,637
Land Securities Group PLC	12,535	171,283
Public Storage, Inc.	626	95,571
Unibail-Rodamco SE	737	165,478
Ventas, Inc.	1,453	90,464
Vornado Realty Trust	1,136	92,357
Wereldhave NV	4,141	275,810
Westfield Group	3,834	37,709

		$1,534,271

Real Estate Management & Development — 0.6%
Fabege AB	24,804	$258,092
Mitsubishi Estate Co., Ltd.	6,000	155,004
TAG Immobilien AG	22,965	268,259

		$681,355

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Road & Rail — 0.3%
Union Pacific Corp.	2,155	$330,879

		$330,879

Software — 0.7%
Intuit, Inc.	4,387	$278,706
Oracle Corp.	11,278	359,317
salesforce.com, inc.(1)	2,228	109,462

		$747,485

Specialty Retail — 0.2%
CST Brands, Inc.(1)	166	$4,897
Industria de Diseno Textil SA	1,396	184,576

		$189,473

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	3,578	$378,509
Christian Dior SA	1,276	218,635
Compagnie Financiere Richemont SA, Class A	2,013	191,092
Gerry Weber International AG	6,310	283,507
Luxottica Group SpA	3,823	199,158
LVMH Moet Hennessy Louis Vuitton SA	1,621	284,004
Swatch Group, Ltd. (The)	1,894	189,553

		$1,744,458

Thrifts & Mortgage Finance — 0.6%
Brookline Bancorp, Inc.	19,952	$180,566
Northwest Bancshares, Inc.	16,281	217,189
Oritani Financial Corp.	13,291	206,143
Provident Financial Services, Inc.	4,708	76,175

		$680,073

Tobacco — 0.9%
Altria Group, Inc.	7,625	$258,335
British American Tobacco PLC	4,991	252,368
Imperial Tobacco Group PLC	1,712	56,606
Philip Morris International, Inc.	3,289	274,434
Reynolds American, Inc.	3,867	184,185

		$1,025,928

Trading Companies & Distributors — 0.0%(2)
Fastenal Co.	994	$43,726

		$43,726

Security	Shares	Value

Wireless Telecommunication Services — 0.6%
China Mobile, Ltd.	8,500	$91,611
KDDI Corp.	3,600	171,138
MTN Group, Ltd.	5,942	108,537
Rogers Communications Inc., Class B	2,412	95,239
SoftBank Corp.	3,800	237,067

		$703,592

Total Common Stocks (identified cost $44,267,114)		$49,220,637

U.S. Treasury Obligations — 24.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
7.875%, 2/15/21	$213	$294,961
8.125%, 5/15/21	209	294,289
8.125%, 8/15/21	207	294,160
8.75%, 5/15/20	207	293,559
8.75%, 8/15/20	205	293,481

		$1,470,450

U.S. Treasury Note:
0.625%, 7/15/14	$48	$48,304
0.75%, 12/15/13	48	47,994
0.75%, 6/15/14	48	48,135
0.75%, 10/31/17	639	623,379
0.75%, 12/31/17	471	457,488
1.00%, 5/15/14	48	47,897
1.00%, 8/31/16	177	177,916
1.25%, 2/15/14	47	47,654
1.25%, 9/30/15	26	26,340
1.375%, 9/30/18	308	304,034
1.375%, 5/31/20	500	474,609
1.50%, 6/30/16	158	160,878
1.50%, 8/31/18	271	269,714
1.625%, 8/15/22	3,207	2,938,472
1.625%, 11/15/22	2,592	2,360,764
1.75%, 3/31/14	47	47,245
1.75%, 7/31/15	107	109,752
1.75%, 5/15/22	626	583,604
1.875%, 6/30/15	25	25,991
2.00%, 1/31/16	25	26,078
2.00%, 11/15/21	1,328	1,276,555
2.125%, 5/31/15	25	25,873
2.125%, 2/29/16	25	26,061

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note (continued):
2.125%, 8/15/21	$2,293	$2,235,919
2.375%, 8/31/14	71	72,357
2.375%, 9/30/14	25	25,591
2.375%, 10/31/14	25	25,634
2.375%, 7/31/17	369	384,993
2.375%, 5/31/18	230	239,256
2.50%, 4/30/15	25	25,690
2.625%, 7/31/14	71	72,083
2.625%, 12/31/14	25	25,586
2.625%, 4/30/16	65	68,482
2.625%, 1/31/18	59	62,047
2.625%, 8/15/20	1,738	1,785,452
2.625%, 11/15/20	489	500,530
2.75%, 11/30/16	402	424,931
2.75%, 5/31/17	104	109,613
2.75%, 12/31/17	154	162,538
2.75%, 2/28/18	154	162,384
2.75%, 2/15/19	298	313,308
2.875%, 3/31/18	242	257,118
3.125%, 10/31/16	413	441,557
3.125%, 4/30/17	503	539,389
3.125%, 5/15/19	291	311,566
3.125%, 5/15/21	1,377	1,449,183
3.25%, 6/30/16	24	25,588
3.25%, 7/31/16	287	307,561
3.25%, 12/31/16	196	211,007
3.375%, 11/15/19	286	310,073
3.50%, 5/15/20	754	819,660
3.625%, 8/15/19	392	429,733
3.625%, 2/15/20	870	954,074
3.625%, 2/15/21	1,285	1,400,775
3.75%, 11/15/18	280	309,195
4.00%, 2/15/15	24	24,974
4.25%, 11/15/14	24	24,849
4.25%, 8/15/15	23	25,037
4.50%, 2/15/16	23	25,088
4.50%, 5/15/17	235	263,854
5.125%, 5/15/16	159	177,433

		$25,158,845

Total U.S. Treasury Obligations (identified cost $27,555,350)		$26,629,295

Exchange-Traded Funds(3) — 13.8%

Security	Shares	Value

Equity Funds — 3.3%
Consumer Discretionary Select Sector SPDR Fund (The)	46,495	$2,681,832
Vanguard Extended Market Index Fund ETF	12,160	883,059

		$3,564,891

Corporate Bond Funds — 3.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,720	$2,455,446
iShares Intermediate Credit Bond ETF	13,060	1,400,032

		$3,855,478

Municipal Bond Funds — 7.0%
Market Vectors High-Yield Municipal Index ETF	271,045	$7,667,863

		$7,667,863

Total Exchange-Traded Funds (identified cost $15,562,638)		$15,088,232

Rights(1) — 0.0%(2)

Security	Shares	Value

Gildemeister AG, Exp. 9/12/13	8,739	$6,468

Total Rights (identified cost $0)		$6,468

Short-Term Investments — 15.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$16,700	$16,699,757

Total Short-Term Investments (identified cost $16,699,757)		$16,699,757

Total Investments — 98.5% (identified cost $104,084,859)		$107,644,389

Other Assets, Less Liabilities — 1.5%		$1,609,675

Net Assets — 100.0%		$109,254,064

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	27.0%	$29,499,854
United Kingdom	4.3	4,675,456
Germany	2.6	2,799,214
Japan	2.1	2,337,773
France	1.4	1,535,132
Canada	1.4	1,497,887
Switzerland	1.4	1,496,114
Sweden	1.0	1,119,003
Netherlands	0.8	859,140
Australia	0.5	545,044
Spain	0.4	456,200
Finland	0.3	374,961
Italy	0.3	364,805
Ireland	0.3	334,059
Luxembourg	0.3	307,730
Singapore	0.3	284,883
South Africa	0.2	276,332
Israel	0.1	130,511
Denmark	0.1	120,548
China	0.1	91,611
Brazil	0.1	63,284
Bermuda	0.0 (1)	51,096

Common Stocks	45.0%	$49,220,637
U.S. Treasury Obligations	24.4	26,629,295
Exchange-Traded Funds	13.8	15,088,232
Rights	0.0 (1)	6,468
Short-Term Investments	15.3	16,699,757

Total Investments	98.5%	$107,644,389

(1)	Amount is less than 0.05%.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Statement of Assets and Liabilities

Assets	August 31, 2013
Unaffiliated investments, at value (identified cost, $87,385,102)	$90,944,632
Affiliated investment, at value (identified cost, $16,699,757)	16,699,757
Cash	247,853
Restricted cash*	852,500
Foreign currency, at value (identified cost, $4,842)	4,787
Dividends receivable	83,837
Interest receivable	123,016
Interest receivable from affiliated investment	1,258
Receivable for Fund shares sold	1,184,741
Tax reclaims receivable	9,245
Receivable from affiliates	17,961
Total assets	$110,169,587

Liabilities
Payable for investments purchased	$247,853
Payable for variation margin on open financial futures contracts	130,970
Payable for Fund shares redeemed	360,870
Payable to affiliates:
Investment adviser and administration fee	81,064
Distribution and service fees	30,541
Accrued expenses	64,225
Total liabilities	$915,523
Net Assets	$109,254,064

Sources of Net Assets
Paid-in capital	$104,343,828
Accumulated net realized gain	1,254,207
Accumulated undistributed net investment income	370,906
Net unrealized appreciation	3,285,123
Total	$109,254,064

Class A Shares
Net Assets	$32,146,837
Shares Outstanding	2,771,696
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.60
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.31

Class C Shares
Net Assets	$29,542,304
Shares Outstanding	2,575,281
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.47

Class I Shares
Net Assets	$47,564,923
Shares Outstanding	4,087,405
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Statement of Operations

Investment Income	Year Ended August 31, 2013
Dividends (net of foreign taxes, $21,346)	$1,237,214
Interest	314,062
Interest allocated from affiliated investment	6,747
Expenses allocated from affiliated investment	(892)
Total investment income	$1,557,131

Expenses
Investment adviser and administration fee	$603,525
Distribution and service fees
Class A	44,006
Class C	128,120
Trustees’ fees and expenses	3,218
Custodian fee	64,790
Transfer and dividend disbursing agent fees	43,820
Legal and accounting services	41,903
Printing and postage	16,105
Registration fees	54,427
Miscellaneous	15,459
Total expenses	$1,015,373
Deduct —
Allocation of expenses to affiliates	$68,000
Total expense reductions	$68,000

Net expenses	$947,373

Net investment income	$609,758

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,027,443
Investment transactions allocated from affiliated investment	167
Financial futures contracts	230,603
Foreign currency transactions	(31,078)
Net realized gain	$1,227,135
Change in unrealized appreciation (depreciation) —
Investments	$758,043
Financial futures contracts	(274,098)
Foreign currency	(304)
Net change in unrealized appreciation (depreciation)	$483,641

Net realized and unrealized gain	$1,710,776

Net increase in net assets from operations	$2,320,534

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2013	Period Ended August 31, 2012(1)
From operations —
Net investment income	$609,758	$433,559
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	1,227,135	196,850
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	483,641	2,801,482
Net increase in net assets from operations	$2,320,534	$3,431,891
Distributions to shareholders —
From net investment income
Class A	$(114,923)	$(4,379)
Class C	(45,244)	(937)
Class I	(367,866)	(107,678)
From net realized gain
Class A	(48,992)	—
Class C	(26,680)	—
Class I	(144,181)	—
Total distributions to shareholders	$(747,886)	$(112,994)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$30,493,249	$5,312,142
Class C	27,619,664	3,053,692
Class I	45,738,773	34,036,512
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	142,856	4,306
Class C	34,369	801
Class I	86,618	8,381
Cost of shares redeemed
Class A	(3,750,497)	(467,243)
Class C	(1,108,521)	(81,182)
Class I	(36,682,490)	(78,911)
Net increase in net assets from Fund share transactions	$62,574,021	$41,788,498

Net increase in net assets	$64,146,669	$45,107,395

Net Assets
At beginning of period	$45,107,395	$—
At end of period	$109,254,064	$45,107,395

Accumulated undistributed net investment income included in net assets
At end of period	$370,906	$322,386

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Financial Highlights

	Class A
	Year Ended August 31, 2013	Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.080	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.101	$0.112
Net realized and unrealized gain	0.572	1.005

Total income from operations	$0.673	$1.117

Less Distributions
From net investment income	$(0.107)	$(0.037)
From net realized gain	(0.046)	—

Total distributions	$(0.153)	$(0.037)

Net asset value — End of period	$11.600	$11.080

Total Return(3)	6.13%	11.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,147	$5,007
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.40%	1.38	%(8)
Net investment income	0.87%	1.12	%(8)
Portfolio Turnover	32%	16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.05% and 0.07% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Financial Highlights — continued

	Class C
	Year Ended August 31, 2013	Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.020	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.009	$0.035
Net realized and unrealized gain	0.564	1.009

Total income from operations	$0.573	$1.044

Less Distributions
From net investment income	$(0.077)	$(0.024)
From net realized gain	(0.046)	—

Total distributions	$(0.123)	$(0.024)

Net asset value — End of period	$11.470	$11.020

Total Return(3)	5.24%	10.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,542	$3,062
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.15%	2.13	%(8)
Net investment income	0.08%	0.36	%(8)
Portfolio Turnover	32%	16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.05% and 0.07% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Financial Highlights — continued

	Class I
	Year Ended August 31, 2013	Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.100	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.140	$0.147
Net realized and unrealized gain	0.562	0.992

Total income from operations	$0.702	$1.139

Less Distributions
From net investment income	$(0.116)	$(0.039)
From net realized gain	(0.046)	–

Total distributions	$(0.162)	$(0.039)

Net asset value — End of period	$11.640	$11.100

Total Return(3)	6.39%	11.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,565	$37,038
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.15%	1.13	%(8)
Net investment income	1.21%	1.50	%(8)
Portfolio Turnover	32%	16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.05% and 0.07% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income tax is necessary. The Fund also seeks to avoid payment of federal excise tax.
As of August 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

In addition to the direct expenses borne by the Fund, investing in shares of other investment companies, including Exchange-Traded Funds, subjects the Fund to a pro rata portion of their fees and expenses, which are borne indirectly by the Fund.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the year ended August 31, 2013 and the period ended August 31, 2012 was as follows:

	Year Ended August 31, 2013	Period Ended August 31, 2012

Distributions declared from:
Ordinary income	$719,021	$112,994
Long-term capital gains	$28,865	$—

During the year ended August 31, 2013, accumulated net realized gain was increased by $36,493, accumulated undistributed net investment income was decreased by $33,205 and paid-in capital was decreased by $3,288 due to differences between book and tax accounting, primarily for foreign currency gain (loss), distributions from real estate investment trusts, investments in partnerships, accretion of market discount and non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$507,195
Undistributed long-term capital gains	$838,575
Net unrealized appreciation	$3,564,466

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to investments in partnerships, futures contracts, accretion of market discount and tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2013, the investment adviser and administration fee amounted to $603,525 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and RBA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and including expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies) exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2013. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and RBA were allocated $68,000 in total of the Fund’s operating expenses for the year ended August 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended August 31, 2013, EVM earned $808 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $47,598 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2013 amounted to $44,006 for Class A shares.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2013, the Fund paid or accrued to EVD $96,124 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2013 amounted to $31,996 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended August 31, 2013, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$51,706,437	$17,635,813
U.S. Government and Agency Securities	15,330,153	1,991,011

	$67,036,590	$19,626,824

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended August 31, 2013	Period Ended August 31, 2012(1)

Sales	2,631,595	494,884
Issued to shareholders electing to receive payments of distributions in Fund shares	12,847	414
Redemptions	(324,470)	(43,574)

Net increase	2,319,972	451,724

Class C	Year Ended August 31, 2013	Period Ended August 31, 2012(1)

Sales	2,389,940	285,297
Issued to shareholders electing to receive payments of distributions in Fund shares	3,108	77
Redemptions	(95,681)	(7,460)

Net increase	2,297,367	277,914

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

Class I	Year Ended August 31, 2013	Period Ended August 31, 2012(1)

Sales	3,934,170	3,342,026
Issued to shareholders electing to receive payments of distributions in Fund shares	7,776	807
Redemptions	(3,190,099)	(7,275)

Net increase	751,847	3,335,558

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,079,614

Gross unrealized appreciation	$6,129,305
Gross unrealized depreciation	(2,564,530)

Net unrealized appreciation	$3,564,775

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

9/13	58 E-mini MSCI EAFE Index	Long	$4,977,899	$4,905,931	$(71,968)

9/13	81 E-mini S&P 500 Index	Long	6,739,717	6,606,765	(132,952)

9/13	54 Nikkei 225 Index	Long	3,668,278	3,599,100	(69,178)

					$(274,098)

At August 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures contracts	$—	$(274,098	)(1)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended August 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$230,603	(1)	$(274,098	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended August 31, 2013, which is indicative of the volume of this derivative type, was approximately $3,216,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($750 million effective September 9, 2013) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Notes to Financial Statements — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,401,307	$5,662,482		$—	$7,063,789
Consumer Staples	4,376,261	1,931,361		—	6,307,622
Energy	1,029,217	—		—	1,029,217
Financials	7,836,138	5,787,271		—	13,623,409
Health Care	3,756,594	1,048,711		—	4,805,305
Industrials	6,720,831	1,583,055		—	8,303,886
Information Technology	3,525,854	285,646		—	3,811,500
Materials	630,840	321,233		—	952,073
Telecommunication Services	901,510	608,353		—	1,509,863
Utilities	1,813,973	—		—	1,813,973

Total Common Stocks	$31,992,525	$17,228,112	*	$—	$49,220,637

U.S. Treasury Obligations	$—	$26,629,295		$—	$26,629,295
Exchange-Traded Funds	15,088,232	—		—	15,088,232
Rights	6,468	—		—	6,468
Short-Term Investments	—	16,699,757		—	16,699,757

Total	$47,087,225	$60,557,164		$—	$107,644,389

Liability Description

Futures Contracts	$(274,098)	$—		$—	$(274,098)

Total	$(274,098)	$—		$—	$(274,098)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

27

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Richard Bernstein All Asset Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, September 30, 2011, to August 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Richard Bernstein All Asset Strategy Fund as of August 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, September 30, 2011, to August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

28

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  The Fund designates approximately $1,224,417, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 46.35% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates $876,799 as capital gains dividends with respect to the taxable year ended August 31, 2013, or if subsequently determined to be different, the net capital gain of such year.

29

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Richard Bernstein Advisors LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated the abilities and experience of the Sub-advisers personnel in investing in assets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expense for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

32

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 189 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 189 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

33

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

34

Eaton Vance

Richard Bernstein All Asset Strategy Fund

August 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective October 1, 2013, Mr. Swaffield was elected President of the Trust.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5669-10/13	RBAARSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Asian Small Companies Fund, Eaton Vance Greater China Growth Fund, Eaton Vance Multi-Cap Growth Fund, Eaton Vance Richard Bernstein All Asset Strategy Fund, Eaton Vance Richard Bernstein Equity Strategy Fund, and Eaton Vance Worldwide Health Sciences Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 17 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2012 and August 31, 2013 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Asian Small Companies Fund

Fiscal Years Ended	8/31/12	8/31/13
Audit Fees	$12,200	$12,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,400	$8,740
All Other Fees(3)	$1,240	$0

Total	$20,840	$21,540

Eaton Vance Greater China Growth Fund

Fiscal Years Ended	8/31/12	8/31/13
Audit Fees	$56,860	$57,960
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,090	$10,240
All Other Fees(3)	$930	$0

Total	$64,880	$68,200

Eaton Vance Multi-Cap Growth Fund

Fiscal Years Ended	8/31/12	8/31/13
Audit Fees	$39,040	$39,940
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,000	$13,990
All Other Fees(3)	$930	$0

Total	$53,970	$53,930

Eaton Vance Richard Bernstein All Asset Strategy Fund*

Fiscal Years Ended	8/31/12	8/31/13
Audit Fees	$31,550	$27,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,000	$9,440
All Other Fees(3)	$7,940	$0

Total	$47,490	$37,240

*	Fund commenced operations on September 30, 2011.

Eaton Vance Richard Bernstein Equity Strategy Fund

Fiscal Years Ended	8/31/12	8/31/13
Audit Fees	$35,280	$36,180
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,200	$9,540
All Other Fees(3)	$1,240	$0

Total	$44,720	$45,720

Eaton Vance Worldwide Health Sciences Fund

Fiscal Years Ended	8/31/12	8/31/13
Audit Fees	$26,300	$27,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,480	$10,890
All Other Fees(3)	$1,240	$0

Total	$38,020	$38,540

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (July 31, August 31, September 30, or February 28/29)*. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/11	2/29/12	8/31/12	9/30/12	2/28/13	7/31/13	8/31/13
Audit Fees	$21,650	$33,100	$201,230	$55,780	$52,410	$93,300	$202,330
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$13,680	$16,000	$55,170	$21,620	$25,330	$43,030	$62,840
All Other Fees(3)	$600	$600	$13,520	$620	$0	$0	$0

Total	$35,930	$49,700	$269,920	$78,020	$77,740	$136,330	$265,170

*	Information is not presented for fiscal year ended 7/31/12 as no Series in the Trust with such fiscal year end was in operation during operation during that period. Series of the Trust with fiscal years ending February 28/29 and July 31 commenced operations on March 7, 2011 and August 29, 2012, respectively.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.*

Fiscal Years Ended*	9/30/11	2/29/12	8/31/12	9/30/12	2/28/13	7/31/13	8/31/13
Registrant(1)	$14,280	$16,600	$68,690	$22,240	$25,330	$43,030	$62,840
Eaton Vance(2)	$226,431	$414,561	$606,619	$606,619	$544,549	$276,151	$417,309

*	Information is not presented for fiscal year ended 7/31/12 as no Series in the Trust with such fiscal year end was in operation during that period. Series of the Trust with fiscal years ending February 28/29 and July 31 commenced operations on March 7, 2011 and August 29, 2012, respectively.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	During the fiscal years reported above, certain of the Funds was a “feeder” fund in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	CombinedSection 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 14, 2013

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2013